                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

SEMIANNUAL REPORT

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

BALANCED FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2008


RIVERSOURCE BALANCED FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A
BALANCE OF GROWTH OF CAPITAL AND
CURRENT INCOME.

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS
----------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     36

Notes to Financial Statements.......     40

Proxy Voting........................     57

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE
--------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Balanced Fund (the Fund) declined 9.37% (Class A shares excluding sales charge) for the six months ended March 31, 2008.

> The Fund outperformed the Russell 1000(R) Value Index, which declined 14.01%, while underperforming the Lehman Brothers Aggregate Bond Index, which gained 5.23% for the same six-month period.

> The Fund underperformed the 6.66% decline of its blended benchmark index, composed of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index, for the semiannual period.

> The Fund underperformed its peer group, as represented by the Lipper Balanced
  Funds Index, which declined 6.34% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2008)
--------------------------------------------------------------------------------

                                  6 months*   1 year   3 years   5 years   10 years
---------------------------------------------------------------------------------------
RiverSource Balanced Fund Class
  A (excluding sales charge)        -9.37%    -5.32%   +4.59%     +8.68%    +0.59%
---------------------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                      -14.01%    -9.99%   +6.01%    +13.68%    +5.54%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index(2) (unmanaged)              +5.23%    +7.67%   +5.48%     +4.58%    +6.04%
---------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)        -6.66%    -3.10%   +5.89%    +10.08%    +6.01%
---------------------------------------------------------------------------------------
Lipper Balanced Funds Index(4)      -6.34%    -0.66%   +6.26%     +9.54%    +4.76%
---------------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.
It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
                           MEDIUM        SIZE
                           SMALL



        DURATION
SHORT    INT.     LONG
         X        X        HIGH
         X        X        MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses
----------------------------------------------------
Class A                  1.07%         1.07%
----------------------------------------------------
Class B                  1.84%         1.84%
----------------------------------------------------
Class C                  1.82%         1.82%
----------------------------------------------------
Class R4                 0.98%         0.95%(a)
----------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that increased the management fee by 0.05%) will not exceed 0.90% for Class R4.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Blended Index consists of 60% Russell 1000 Value Index and 40% Lehman Brothers Aggregate Bond Index.
(4) The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  3

-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2008                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 4/16/40)           -9.37%     -5.32%   +4.59%    +8.68%     +0.59%       N/A
-------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)           -9.80%     -6.03%   +3.74%    +7.82%     -0.19%       N/A
-------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -9.79%     -5.99%   +3.76%    +7.83%       N/A      -0.69%
-------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)          -9.39%     -5.21%   +4.74%    +8.84%     +0.74%       N/A
-------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 4/16/40)          -14.59%    -10.79%   +2.53%    +7.40%     +0.07%       N/A
-------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -14.26%    -10.65%   +2.48%    +7.52%     -0.19%       N/A
-------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -10.68%     -6.91%   +3.76%    +7.83%       N/A      -0.69%
-------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY
--------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Balanced Fund declined 9.37% (Class A shares, excluding sales charge) for the six months ended March 31, 2008. The Russell 1000(R) Value Index (Russell Index) declined 14.01%. The Lehman Brothers Aggregate Bond Index (Lehman Index) gained 5.23% over the same period. The Fund underperformed its peer group as represented by the Lipper Balanced Funds Index, which declined 6.34%. The Fund underperformed its blended benchmark index made up of 60% Russell Index and 40% Lehman Index, which declined 6.66% for the fiscal year.

SIGNIFICANT PERFORMANCE FACTORS
EQUITIES - The equity portion of the portfolio modestly lagged its benchmark, mainly due to stock selection. Sector positioning had a positive effect on return relative to the Russell Index. The period was severely challenging from an equity standpoint. The Russell Index declined sharply as U.S. residential housing erosion -- compounded by reckless lending standards -- caught the U.S. financial system off guard. The results were a very nervous stock market and real economic consequences.

Having a smaller financials weighting than the Russell Index contributed positively during the period. On the other hand, having a larger technology position and a smaller utilities position vs. the Russell Index detracted from returns. Stock selection in the technology, consumer discretionary and consumer staples sectors was favorable, but was more than offset by stock selection in financials, energy and health care.

In the financials sector, the Fund benefited from having minimal holdings of investment bank BEAR STEARNS, which had to be rescued via an acquisition due to its precarious credit market exposure. The Fund had no position in Bear Stearns for most of the period and had just a very small position when the acquisition was announced.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  5

------------------------------

-----------------------------------------------------------------

ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)
(at March 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

STOCKS                                          58.7%
----------------------------------------------------------
Consumer Discretionary                           6.1%
----------------------------------------------------------
Consumer Staples                                 4.4%
----------------------------------------------------------
Energy                                           9.3%
----------------------------------------------------------
Financials                                      14.3%
----------------------------------------------------------
Health Care                                      4.9%
----------------------------------------------------------
Industrials                                      6.5%
----------------------------------------------------------
Information Technology                           5.2%
----------------------------------------------------------
Materials                                        1.6%
----------------------------------------------------------
Telecommunication Services                       4.0%
----------------------------------------------------------
Utilities                                        2.4%
----------------------------------------------------------
BONDS                                           38.3%
----------------------------------------------------------
Asset-Backed                                     1.1%
----------------------------------------------------------
Commercial Mortgage-Backed                       5.5%
----------------------------------------------------------
Consumer Discretionary                           0.9%
----------------------------------------------------------
Consumer Staples                                 1.2%
----------------------------------------------------------
Energy                                           0.6%
----------------------------------------------------------
Financials                                       1.8%
----------------------------------------------------------
Foreign Government                               0.4%
----------------------------------------------------------
Health Care                                      0.3%
----------------------------------------------------------
Industrials                                      0.6%
----------------------------------------------------------
Materials                                        0.1%
----------------------------------------------------------
Mortgage-Backed                                 17.3%
----------------------------------------------------------
Telecommunication                                2.9%
----------------------------------------------------------
U.S. Government Obligations & Agencies           3.8%
----------------------------------------------------------
Utilities                                        1.8%
----------------------------------------------------------
SENIOR LOANS                                     0.4%
----------------------------------------------------------
Consumer Discretionary                           0.1%
----------------------------------------------------------
Health Care                                      0.2%
----------------------------------------------------------
Telecommunication                                0.1%
----------------------------------------------------------
CASH & CASH EQUIVALENTS(2)                       2.6%
----------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Of the 2.6%, 0.3% is due to security lending activity and 2.3% is the Fund's cash equivalent position.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 6 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Conversely, the Fund's holdings of mortgage lender COUNTRYWIDE FINANCIAL and the government-sponsored FEDERAL HOME LOAN MORTGAGE CORP. (FREDDIE MAC) were significant individual detractors from return. COUNTRYWIDE FINANCIAL continued to suffer from credit market difficulties. Freddie Mac, though not at the forefront of the nation's mortgage problems, has experienced some erosion in its fundamentals. Freddie Mac is now seen as a means to help resolve the mortgage situation. Congress has increased its authority, allowing it to buy larger mortgages and giving it the ability to grow, actions the market seems to view favorably.

Additional contributors included positions in AFLAC, FLOWSERVE and COLGATE. AFLAC is an accident and health insurance company with a substantial Japanese operation. While its fundamental business conditions were solid and improving, AFLAC also continued to benefit from a favorable exchange rate as the dollar weakened against the yen. Flowserve makes valves and pumping machinery for industrial companies, particularly oil and gas companies. Personal products company Colgate benefited from solid internal fundamentals and the market's flight to quality, which included defensive sectors such as consumer staples.

TOP TEN HOLDINGS (at March 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Exxon Mobil                                     3.5%
---------------------------------------------------------
Bank of America                                 2.2%
---------------------------------------------------------
AT&T                                            1.9%
---------------------------------------------------------
Chevron                                         1.8%
---------------------------------------------------------
Pfizer                                          1.7%
---------------------------------------------------------
Federal Natl Mtge Assn 5.50% 2038               1.5%
---------------------------------------------------------
General Electric                                1.4%
---------------------------------------------------------
Verizon Communications                          1.3%
---------------------------------------------------------
JPMorgan Chase & Co                             1.2%
---------------------------------------------------------
ConocoPhillips                                  1.2%
---------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  7

------------------------------

Having smaller positions or no exposure, relative to the Russell Index, to several energy exploration and production companies also hampered results. These included OCCIDENTAL PETROLEUM, APACHE and EOG RESOURCES, stocks that continued to benefit from higher energy prices.

FIXED INCOME - Bonds rallied strongly during the semiannual period, amid continued credit and liquidity concerns. Investors generally shunned the riskier fixed income segments, favoring the relative safety of Treasuries. Mortgage securities performed especially poorly. Lower quality securities also lagged, while Treasuries, Treasury Inflation-Protected Securities (TIPS) and foreign bonds performed best.

The Federal Reserve (the Fed) lowered the fed funds rate by 2.50% during the period and announced new policies designed to ensure adequate liquidity in the financial system. On the fiscal side, the U.S. government announced plans for a multibillion dollar stimulus package designed to get cash to consumers and provide corporate tax breaks to encourage spending.

Having a more defensive interest rate position than the Lehman Index was disadvantageous as rates fell dramatically during the period. Security selection and overweights in commercial mortgage-backed securities and residential mortgage securities also hurt performance. An allocation to high yield bonds and the portfolio's currency strategy proved unrewarding as both underperformed the broader bond market.

The fixed income portfolio's underweight in U.S. government agency bonds helped performance. Holding TIPS was also beneficial as interest rates fell while inflation expectations remained somewhat elevated. Favorable security selection in the investment grade corporate and agency sectors also aided portfolio results.

CHANGES TO THE FUND'S PORTFOLIO
We increased the portfolio's equity exposure to technology, consumer discretionary and telecommunication services. We believe that many technology stocks are currently inexpensive and should perform better as cyclical elements of the global economy stabilize and improve. As the Fed aggressively tries to stimulate the economy, we think early cyclical stocks in the consumer discretionary sector, which are now inexpensive, should do well over the next nine months. We increased telecommunication services exposure, primarily because we found valuations attractive.

--------------------------------------------------------------------------------

 8 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

We believe the U.S. economy may narrowly escape a recession and that the economy may resume near-trend or trend growth in the last months of 2008.

Telecommunications stocks, in general, offer compelling growth stories and appear inexpensive on a free cash flow basis. In order to free up assets for these increases, we made small reductions across a number of other sectors. There has been no significant change to the Fund's asset mix, which is approximately 60% stocks and 40% fixed income.

In the fixed income segment, we added exposure to non-government agency mortgage-backed securities and increased the portfolio's position in TIPS as a way to capitalize on rising inflation pressures. We reduced high yield bond exposure, opting instead to increase the portfolio's weighting in investment grade corporate bonds, high quality non-agency mortgage-backed securities, and to a lesser extent, emerging market bonds.

OUR FUTURE STRATEGY
With large-cap companies still having roughly the same valuation as mid- and small-cap companies, we continue to emphasize large-cap companies within the equity segment. Larger companies tend to have more stable business models that can better withstand a decelerating economic environment and they tend to have more international exposure, which benefits from a weak dollar.

We see potential advantages in placing even greater emphasis on valuation within the equity segment. A year ago, valuations in the equity market were very tight. In other words, there was little difference in a stock's valuation whether it was a traditional growth stock or a traditional value stock. Under those conditions, it made sense to emphasize faster growing companies, which

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  9

------------------------------

were priced about the same as value stocks. Recently, we have begun to see greater variation in valuation, which leads us to believe valuation is likely to be a greater determinant of a stock's performance going forward. We have begun to pay particular attention to contrarian opportunities, stocks whose valuations are so low that they are compelling to us even after taking into account the companies' troubled fundamental conditions. Stocks that fit this theme also have the potential to benefit from the Fed's apparent willingness to lower interest rates to stimulate economic growth.

We expect continued volatility over the next several quarters and anticipate a gradual recovery from the bond market's liquidity crunch. We believe the U.S. economy may narrowly escape a recession and that the economy may resume near-trend or trend growth in the last months of 2008.

In our opinion, high quality non-Treasury sectors offer compelling value and the portfolio is overweight these sectors. The portfolio's duration remains shorter than that of the Lehman Index. We believe inflation concerns and modest economic growth will cause the Fed to end its interest rate cuts by early summer. In a modest-growth environment with inflation pressures, we believe interest rates should rise materially higher than current levels.

--------------------------------------------------------------------------------

 10 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


      (PHOTO - BOB EWING)                (PHOTO - JAMIE JACKSON)
      Bob Ewing, CFA(R)                  Jamie Jackson, CFA(R)
      Portfolio Manager, Equities        Portfolio Manager, Fixed
                                         Income

      (PHOTO - SCOTT KIRBY)              (PHOTO - TOM MURPHY)
      Scott Kirby                        Tom Murphy, CFA(R)
      Portfolio Manager, Fixed           Portfolio Manager, Fixed
      Income                             Income

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE
-----------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  902.70         $ 4.52            .94%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.52         $ 4.80            .94%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  902.00         $ 8.22           1.71%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.63         $ 8.72           1.71%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  902.10         $ 8.17           1.70%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.68         $ 8.66           1.70%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  906.10         $ 3.95            .82%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.13         $ 4.19            .82%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2008: -9.37% for Class A, -9.80% for Class B, -9.79% for Class C and -9.39% for Class R4.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (61.3%)
ISSUER                                            SHARES                       VALUE(A)

AEROSPACE & DEFENSE (2.9%)
Boeing                                                57,523                 $4,277,986
DRS Technologies                                       9,501                    553,718
General Dynamics                                      18,586                  1,549,515
Goodrich                                              57,873                  3,328,276
Honeywell Intl                                        90,841                  5,125,249
L-3 Communications
 Holdings                                             21,899                  2,394,437
Lockheed Martin                                       42,893                  4,259,275
Northrop Grumman                                       7,141                    555,641
Spirit Aerosystems Holdings Cl A                      21,266(b)                 471,680
United Technologies                                   40,048                  2,756,103
                                                                        ---------------
Total                                                                        25,271,880
---------------------------------------------------------------------------------------

AIRLINES (--%)
UAL                                                    9,485                    204,212
---------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Fiat                                                  25,634(c)                 593,948
Ford Motor                                            93,080(b)                 532,418
                                                                        ---------------
Total                                                                         1,126,366
---------------------------------------------------------------------------------------

BEVERAGES (0.8%)
Coca-Cola                                             60,259                  3,667,965
Molson Coors Brewing Cl B                             43,322                  2,277,438
PepsiCo                                               19,711                  1,423,134
                                                                        ---------------
Total                                                                         7,368,537
---------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Amgen                                                 30,554(b)               1,276,546
---------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                                 72,670                  1,441,046
---------------------------------------------------------------------------------------

CAPITAL MARKETS (2.6%)
Apollo Mgmt LP                                        90,500(b,d,r)           1,244,375
Bank of New York Mellon                               72,216                  3,013,574

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)
CAPITAL MARKETS (CONT.)
Blackstone Group LP                                   48,849                   $775,722
Franklin Resources                                     8,715                    845,268
Goldman Sachs Group                                   15,307                  2,531,625
KKR Private Equity Investors LP Unit                  49,822                    614,934
Lehman Brothers Holdings                              59,304                  2,232,203
Merrill Lynch & Co                                   110,370                  4,496,474
Morgan Stanley                                       101,839                  4,654,041
Oaktree Capital Group
 LLC Cl A Unit                                        32,000(d,r)               864,000
Och-Ziff Capital Management Group LLC Cl A            24,576                    516,096
State Street                                          13,445                  1,062,155
                                                                        ---------------
Total                                                                        22,850,467
---------------------------------------------------------------------------------------

CHEMICALS (1.0%)
Ashland                                               10,640                    503,272
Dow Chemical                                         119,135(v)               4,390,126
Eastman Chemical                                      13,381                    835,643
EI du Pont de Nemours & Co                            55,736                  2,606,215
                                                                        ---------------
Total                                                                         8,335,256
---------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
PNC Financial Services Group                          34,875                  2,286,754
US Bancorp                                            52,468                  1,697,864
Wachovia                                             121,220                  3,272,940
Wells Fargo & Co                                     102,305                  2,977,076
                                                                        ---------------
Total                                                                        10,234,634
---------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)

COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems                                        135,409(b)              $3,262,002
Motorola                                             201,775                  1,876,508
Nokia ADR                                             83,649(c)               2,662,548
QUALCOMM                                              74,395                  3,050,195
Telefonaktiebolaget LM Ericsson ADR                   45,461(c)                 893,309
                                                                        ---------------
Total                                                                        11,744,562
---------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Apple                                                  2,329(b)                 334,212
Dell                                                  30,117(b)                 599,931
Hewlett-Packard                                      105,375                  4,811,422
IBM                                                   52,111                  6,000,060
SanDisk                                               14,251(b)                 321,645
                                                                        ---------------
Total                                                                        12,067,270
---------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                  9,650                  1,362,194
KBR                                                   40,767                  1,130,469
                                                                        ---------------
Total                                                                         2,492,663
---------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                      71,084                  3,107,792
Capital One Financial                                 79,576                  3,916,731
                                                                        ---------------
Total                                                                         7,024,523
---------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Temple-Inland                                         12,248                    155,795
---------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.5%)
Bank of America                                      519,181                 19,682,151
Citigroup                                            423,480                  9,070,942
JPMorgan Chase & Co                                  257,038                 11,039,782
                                                                        ---------------
Total                                                                        39,792,875
---------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
AT&T                                                 457,838                 17,535,195
Citizens Communications                               63,465                    665,748
Deutsche Telekom                                      79,095(c)               1,320,302
Global Crossing                                       29,200(b,c)               442,672
Verizon Communications                               329,187                 11,998,866
Windstream                                            61,768                    738,128
                                                                        ---------------
Total                                                                        32,700,911
---------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)

ELECTRIC UTILITIES (1.8%)
Entergy                                               38,620                 $4,212,670
Exelon                                                53,940                  4,383,704
FPL Group                                             17,549                  1,101,024
Pinnacle West Capital                                 14,762                    517,851
PPL                                                   23,846                  1,095,008
Southern                                             129,836                  4,623,460
                                                                        ---------------
Total                                                                        15,933,717
---------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                      53,246                  2,740,039
---------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Amphenol Cl A                                         15,042                    560,315
Tyco Electronics                                      27,975                    960,102
                                                                        ---------------
Total                                                                         1,520,417
---------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Baker Hughes                                           7,989                    547,247
Halliburton                                           41,181                  1,619,649
Natl Oilwell Varco                                    23,359(b)               1,363,698
Pride Intl                                            27,271(b)                 953,121
Transocean                                            14,533(b)               1,964,861
Weatherford Intl                                      17,631(b)               1,277,719
                                                                        ---------------
Total                                                                         7,726,295
---------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
CVS Caremark                                          34,196                  1,385,280
Safeway                                               29,144                    855,376
Walgreen                                              17,862                    680,364
Wal-Mart Stores                                       69,256                  3,648,406
                                                                        ---------------
Total                                                                         6,569,426
---------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
General Mills                                         19,080                  1,142,510
Kellogg                                               32,548                  1,710,723
Kraft Foods Cl A                                      78,265                  2,426,998
                                                                        ---------------
Total                                                                         5,280,231
---------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                                 33,947                  1,515,055
---------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Boston Scientific                                    239,691(b)               3,084,823
---------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Aetna                                                 47,503                  1,999,400
Cardinal Health                                       25,582                  1,343,311

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
CIGNA                                                 38,380                 $1,557,077
McKesson                                              15,061                    788,745
UnitedHealth Group                                    25,871                    888,928
                                                                        ---------------
Total                                                                         6,577,461
---------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Darden Restaurants                                    17,449                    567,965
Intl Game Technology                                  24,255                    975,294
Marriott Intl Cl A                                    34,126                  1,172,569
McDonald's                                            26,244                  1,463,628
Pinnacle Entertainment                                30,969(b)                 396,403
                                                                        ---------------
Total                                                                         4,575,859
---------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Centex                                                88,359                  2,139,171
DR Horton                                            150,134                  2,364,612
Harman Intl Inds                                      31,341                  1,364,587
Hovnanian Enterprises Cl A                           110,253(b,h)             1,168,682
KB Home                                               91,262                  2,256,909
Lennar Cl A                                           42,952                    807,927
Standard-Pacific                                      95,612(h)                 464,674
                                                                        ---------------
Total                                                                        10,566,562
---------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                     38,962                  3,035,529
Procter & Gamble                                      56,897                  3,986,773
                                                                        ---------------
Total                                                                         7,022,302
---------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                    12,865                  1,018,265
General Electric                                     343,865                 12,726,443
Tyco Intl                                             37,150(c)               1,636,458
                                                                        ---------------
Total                                                                        15,381,166
---------------------------------------------------------------------------------------

INSURANCE (4.4%)
ACE                                                  102,846(c)               5,662,701
AFLAC                                                 78,191                  5,078,505
American Intl Group                                  229,058                  9,906,759
Arch Capital Group                                    12,813(b,c)               879,869
Assured Guaranty                                      24,514(c)                 581,962

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)
INSURANCE (CONT.)
Chubb                                                 42,034                 $2,079,842
Endurance Specialty
 Holdings                                             21,447(c)                 784,960
Hartford Financial Services Group                     69,234                  5,245,860
MetLife                                               34,408                  2,073,426
Prudential Financial                                  69,737                  5,456,920
Validus Holdings                                      11,995(c)                 281,043
XL Capital Cl A                                       16,252(c)                 480,247
                                                                        ---------------
Total                                                                        38,512,094
---------------------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer
 Services Cl A                                        27,681(b)               1,387,094
Automatic Data Processing                             36,527                  1,548,379
Electronic Data Systems                               38,061                    633,716
HCL Technologies                                      47,799(c)                 303,834
Visa Cl A                                             12,407(b)                 773,701
                                                                        ---------------
Total                                                                         4,646,724
---------------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                           26,686                  2,089,247
Deere & Co                                            48,111                  3,870,049
Flowserve                                             22,440                  2,342,287
Ingersoll-Rand Cl A                                   13,117(c)                 584,756
Parker Hannifin                                       40,803                  2,826,424
                                                                        ---------------
Total                                                                        11,712,763
---------------------------------------------------------------------------------------

MEDIA (3.1%)
Comcast Cl A                                         101,121                  1,955,680
Comcast Special Cl A                                  65,563(b)               1,243,730
DISH Network Cl A                                     16,430(b)                 472,034
News Corp Cl A                                       289,196                  5,422,425
Sirius Satellite Radio                               182,158(b)                 520,972
Time Warner                                          363,311                  5,093,620
Viacom Cl B                                           53,646(b)               2,125,455
Virgin Media                                         258,601(r)               3,638,516
Vivendi                                               82,415(c)               3,223,652
Walt Disney                                          112,510                  3,530,564
                                                                        ---------------
Total                                                                        27,226,648
---------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)

METALS & MINING (0.3%)
Alcoa                                                 64,347                 $2,320,353
---------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
JC Penney                                             74,550                  2,811,281
Kohl's                                                20,217(b)                 867,107
Target                                                27,946                  1,416,303
                                                                        ---------------
Total                                                                         5,094,691
---------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Dominion Resources                                    58,915                  2,406,089
Xcel Energy                                           89,951                  1,794,522
                                                                        ---------------
Total                                                                         4,200,611
---------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.7%)
Anadarko Petroleum                                    13,480                    849,644
BP ADR                                                51,845(c)               3,144,399
Chesapeake Energy                                     20,424                    942,568
Chevron                                              197,251                 16,837,345
ConocoPhillips                                       141,671                 10,796,747
Devon Energy                                          33,341                  3,478,467
Exxon Mobil                                          379,272                 32,078,826
Marathon Oil                                          30,399                  1,386,194
Royal Dutch Shell ADR                                 17,437(c)               1,202,804
Total                                                 66,734(c)               4,943,762
Valero Energy                                         16,533                    811,936
XTO Energy                                            14,646                    906,002
                                                                        ---------------
Total                                                                        77,378,694
---------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                            64,525                  1,755,080
Weyerhaeuser                                          25,576                  1,663,463
                                                                        ---------------
Total                                                                         3,418,543
---------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                         59,469                  2,351,404
Herbalife                                             21,610(c)               1,026,475
                                                                        ---------------
Total                                                                         3,377,879
---------------------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Bristol-Myers Squibb                                 241,651                  5,147,166
Eli Lilly & Co                                        12,821                    661,435

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)
PHARMACEUTICALS (CONT.)
Johnson & Johnson                                     46,473                 $3,014,704
Merck & Co                                           127,931                  4,854,981
Pfizer                                               738,669(v)              15,460,342
Schering-Plough                                       94,241                  1,358,013
Wyeth                                                 69,572                  2,905,327
                                                                        ---------------
Total                                                                        33,401,968
---------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Annaly Capital Management                             30,010                    459,753
Apartment Investment & Management Cl A                28,230                  1,010,917
                                                                        ---------------
Total                                                                         1,470,670
---------------------------------------------------------------------------------------

ROAD & RAIL (--%)
Hertz Global Holdings                                  9,451(b)                 113,979
---------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Analog Devices                                        19,100                    563,832
Atmel                                                240,409(b)                 836,623
Cypress Semiconductor                                 40,522(b)                 956,724
Infineon Technologies                                 58,079(b,c)               408,546
Intel                                                166,872                  3,534,349
LSI                                                  144,102(b)                 713,305
Micron Technology                                    212,039(b)               1,265,873
ON Semiconductor                                      52,862(b)                 300,256
Spansion Cl A                                        248,377(b)                 683,037
Texas Instruments                                     30,359                    858,249
                                                                        ---------------
Total                                                                        10,120,794
---------------------------------------------------------------------------------------

SOFTWARE (0.8%)
ACI Worldwide                                         11,443(b)                 227,945
BEA Systems                                           61,902(b,v)             1,185,423
Microsoft                                            152,708                  4,333,853
Oracle                                                66,314(b)               1,297,102
Quest Software                                        23,477(b)                 306,844
                                                                        ---------------
Total                                                                         7,351,167
---------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Gap                                                   39,181                    771,082
Home Depot                                            51,578                  1,442,637

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                       VALUE(A)
SPECIALTY RETAIL (CONT.)
Limited Brands                                        27,160                   $464,436
Lowe's Companies                                     113,503                  2,603,759
Penske Automotive Group                               16,788                    326,694
TJX Companies                                         43,728                  1,446,085
                                                                        ---------------
Total                                                                         7,054,693
---------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                                529,982(h)               2,914,901
Fannie Mae                                           104,443                  2,748,940
Freddie Mac                                          220,574                  5,584,933
New York Community Bancorp                            33,753                    614,980
                                                                        ---------------
Total                                                                        11,863,754
---------------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                         131,268                  2,914,150
Philip Morris Intl                                   131,268(b)               6,639,535
UST                                                   11,588                    631,778
                                                                        ---------------
Total                                                                        10,185,463
---------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Sprint Nextel                                        220,107                  1,472,516
Vodafone Group ADR                                    88,039(c)               2,598,031
                                                                        ---------------
Total                                                                         4,070,547
---------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $527,206,338)                                                       $536,102,931
---------------------------------------------------------------------------------------

BONDS (39.9%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOREIGN AGENCIES (0.1%)(c)
Pemex Project Funding Master Trust
  03-01-18                           5.75%         $140,000(d)             $142,853
  06-15-35                           6.63           205,000                 212,150
Petroleos de Venezuela
  04-12-17                           5.25           384,000                 251,904
                                                                    ---------------
Total                                                                       606,907
-----------------------------------------------------------------------------------
FOREIGN LOCAL GOVERNMENT (--%)(C)
Russian Federation
  03-31-30                           7.50           117,810(d)              135,705
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

SOVEREIGN (0.3%)(c)
Govt of Ukraine
 Sr Unsecured
  11-14-17                           6.75%         $201,000(d)             $197,985
Republic of Argentina
  09-12-13                           7.00           332,000                 273,900
  12-15-35                           0.00           359,000(u)               43,080
Republic of Colombia
  01-27-17                           7.38           200,000                 220,800
  09-18-37                           7.38           100,000                 107,250
Republic of El Salvador
 Sr Unsecured
  06-15-35                           7.65            68,000(d)               72,080
Republic of Indonesia
 Sr Unsecured
  01-17-18                           6.88            81,000(d)               85,556
  10-12-35                           8.50           100,000(d)              112,500
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25      1,848,000,000                176,567
Republic of Philippines
  01-14-31                           7.75           300,000                 334,859
Republic of Turkey
  09-26-16                           7.00           100,000                 101,500
  04-03-18                           6.75           205,000                 202,950
  03-17-36                           6.88           302,000                 267,874
Republic of Uruguay
  05-17-17                           9.25           100,000                 118,250
Republic of Venezuela
  02-26-16                           5.75            86,000                  67,510
Republic of Venezuela
 Sr Unsecured
  10-08-14                           8.50            87,000                  80,693
Republica Orient Uruguay
  03-21-36                           7.63            81,000                  82,013
                                                                    ---------------
Total                                                                     2,545,367
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.0%)
Federal Farm Credit Bank
  10-17-12                           4.50         1,700,000               1,793,514
Federal Home Loan Mtge Corp
  04-16-37                           6.00         5,730,000               6,000,668

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
Federal Natl Mtge Assn
  05-18-12                           4.88%       $4,480,000              $4,792,525
  01-15-30                           7.13         1,015,000               1,317,612
  11-15-30                           6.63         1,430,000               1,769,438
  07-15-37                           5.63         1,045,000               1,155,885
U.S. Treasury
  02-28-10                           2.00           615,000                 619,276
  02-28-13                           2.75           615,000                 623,456
  02-15-18                           3.50           695,000                 699,018
  02-15-26                           6.00         1,133,000               1,372,346
  05-15-37                           5.00         1,370,000               1,532,581
U.S. Treasury
 Inflation-Indexed Bond
  01-15-14                           2.00         6,013,630(o)            6,514,540
  01-15-15                           1.63         6,631,620(o)            7,035,324
                                                                    ---------------
Total                                                                    35,226,183
-----------------------------------------------------------------------------------

ASSET-BACKED (1.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49           775,000(j)              776,090
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           2.93         1,300,000(d,k)          1,284,382
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           575,000(d)              566,618
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75           300,000                 301,176
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           8.73         2,150,000(n)               69,203
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92           700,000                 622,418
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69           650,000                 588,831
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           2.86           241,779(k)              215,983

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           2.76%       $1,200,000(k)           $1,056,750
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
  09-15-11                           5.04           450,000(d,j)            429,129
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         1,350,000(d,j)          1,211,747
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           133,333(d,j)            133,333
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89         1,350,000(n)              228,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88         1,900,000(n)              457,311
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           1.50           800,000(n)              220,160
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           561,035                 552,176
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31           190,000                  29,146
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66           125,000                  19,674
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01           180,000                  29,180
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           2.74           557,562(k)              550,593

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45%         $575,000(d)             $567,680
                                                                    ---------------
Total                                                                     9,909,580
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.8%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.99           650,000                 639,507
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45         1,625,000               1,521,636
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           900,000                 873,964
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47           825,000                 803,732
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68         1,650,000               1,658,345
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           154,964(d)              153,986
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43           350,000                 343,171
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70         1,450,000               1,425,631
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           375,000                 361,409
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         1,121,195               1,136,333
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           3.40           300,000(d,k)            278,946
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82         1,550,000               1,549,188
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           3.40         1,350,000(d,k)          1,282,500

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66%       $1,500,000              $1,507,091
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72           750,000                 744,587
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18         1,050,000               1,068,815
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           475,000                 465,250
Federal Natl Mtge Assn #385683
  02-01-13                           4.83           845,468                 859,501
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25           350,000(d)              352,463
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
  12-10-41                           4.86         1,550,000               1,481,800
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           400,000                 393,373
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           775,000                 764,729
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           3.93           950,000(d,k)            760,676
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99           575,000                 323,639
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           474,061                 461,601
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           262,770                 254,448
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           950,000                 935,710
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           550,000                 542,053

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48%       $1,170,884              $1,140,216
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
  10-15-42                           5.00         1,275,000               1,099,468
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.18         1,600,000               1,475,146
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           650,000                 642,763
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         1,000,000                 963,485
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79           650,000                 644,019
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                           5.90         1,375,000               1,220,356
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20           525,000(d)              333,658
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42         2,000,000               1,920,357
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56         1,000,000                 982,663
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           650,000                 612,625
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         1,100,000               1,041,095
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86           600,000                 601,472
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37           600,000                 578,342
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           700,000                 673,745

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                           5.87%         $825,000                $814,219
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           293,443                 290,498
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           700,000                 663,852
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80           475,000                 470,779
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           5.88           700,000                 704,564
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10         1,100,000               1,127,824
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         2,125,000(d)            2,106,968
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94         1,075,000               1,054,329
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           600,000                 580,313
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56         3,175,000               3,046,622
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58           350,000                 333,105
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73           700,000                 664,848
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31         1,100,000               1,066,442
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                           5.34           600,000                 581,435

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51%         $300,000                $289,532
                                                                    ---------------
Total                                                                    50,668,824
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (18.1%)(f,g)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69           919,519(l)              744,153
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.92         1,027,714(l)              912,887
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19           920,303(l)              865,451
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           730,083                 639,516
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           473,190                 470,380
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         2,179,033               2,038,332
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25            51,683(d,r)             32,302
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.87           752,183(l)              591,554
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.21           606,843(l)              552,166

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10%         $875,000(d,l)           $821,423
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           5.98         1,606,153(l)            1,444,472
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50         1,123,228               1,084,617
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73           741,148(n)              116,857
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75           442,873                 440,243
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           710,248                 687,899
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50           709,334                 687,491
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         1,133,629               1,081,291
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           650,877                 632,900
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50           415,208                 385,096
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00         1,129,483               1,072,601

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00%       $1,100,419                $984,812
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00         1,202,500               1,060,124
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00         1,577,394               1,390,015
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           822,680(d)              816,670
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.35           629,948(l)              554,537
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50         2,321,936               2,329,464
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00         1,273,686(l)            1,181,582
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           5.30         4,317,573(n)               25,636
Federal Home Loan Mtge Corp
  04-01-38                           6.00         3,000,000(e)            3,075,469
  04-01-38                           6.50         3,500,000(e)            3,630,156
Federal Home Loan Mtge Corp #1J1484
  02-01-37                           5.61         2,484,950(l)            2,521,269
Federal Home Loan Mtge Corp #300779
  07-01-08                           6.75             1,059                   1,067
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00         1,082,106               1,117,814
Federal Home Loan Mtge Corp #C65869
  04-01-32                           6.00           734,079                 763,457

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C67723
  06-01-32                           7.00%         $690,190                $736,495
Federal Home Loan Mtge Corp #C79925
  06-01-33                           5.50         1,729,385               1,752,070
Federal Home Loan Mtge Corp #E01419
  05-01-18                           5.50           363,586                 372,906
Federal Home Loan Mtge Corp #E93097
  12-01-17                           5.50         1,067,044               1,094,393
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00           549,930                 558,348
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00         1,197,963               1,216,802
Federal Home Loan Mtge Corp #G01441
  07-01-32                           7.00         1,090,814               1,154,808
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         2,982,978               3,098,596
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00         4,034,581               4,001,241
Federal Home Loan Mtge Corp #G11302
  07-01-17                           7.00         1,104,054               1,158,809
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           6.60           573,117(n)              124,474
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          71.70            72,471(n)                  713
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          62.25           273,915(n)                2,684
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                          25.39           828,004(n,s)             77,409
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ
 Trust Series Z
  11-15-23                           6.50            51,921(m)               54,177

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  23

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50%       $1,041,990              $1,061,179
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50           433,629                 459,226
Federal Natl Mtge Assn
  04-01-38                           5.00         2,000,000(e)            1,979,062
  04-01-38                           5.50        13,500,000(e)           13,625,509
  04-01-38                           6.00         3,500,000(e)            3,584,492
  04-01-38                           6.50         6,000,000(e)            6,213,282
  04-01-38                           7.00         2,500,000(e)            2,622,656
Federal Natl Mtge Assn #190988
  06-01-24                           9.00           166,527                 181,337
Federal Natl Mtge Assn #250322
  08-01-25                           7.50           323,598                 350,420
Federal Natl Mtge Assn #254236
  03-01-17                           6.50           596,196                 624,990
Federal Natl Mtge Assn #254383
  06-01-32                           7.50           244,992                 263,692
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         1,117,755               1,138,442
Federal Natl Mtge Assn #545008
  06-01-31                           7.00           925,619                 993,603
Federal Natl Mtge Assn #545869
  07-01-32                           6.50           189,700                 198,395
Federal Natl Mtge Assn #555375
  04-01-33                           6.00         1,928,272               1,999,748
Federal Natl Mtge Assn #555376
  04-01-18                           4.50         1,244,474               1,243,812
Federal Natl Mtge Assn #555458
  05-01-33                           5.50         1,019,648               1,031,762
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         1,888,337               1,946,266
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           861,762                 864,468
Federal Natl Mtge Assn #653730
  09-01-32                           6.50           674,385                 707,460
Federal Natl Mtge Assn #654686
  11-01-32                           6.00         1,194,413               1,240,143
Federal Natl Mtge Assn #662061
  09-01-32                           6.50           464,086                 483,793

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #667604
  10-01-32                           5.50%       $1,959,484              $1,985,646
Federal Natl Mtge Assn #670387
  08-01-32                           7.00           121,836                 129,713
Federal Natl Mtge Assn #674764
  01-01-33                           6.00         1,675,601               1,735,105
Federal Natl Mtge Assn #678028
  09-01-17                           6.00         1,817,865               1,876,282
Federal Natl Mtge Assn #678946
  02-01-18                           5.50           734,068                 754,393
Federal Natl Mtge Assn #688002
  03-01-33                           5.50           959,001                 975,243
Federal Natl Mtge Assn #688691
  03-01-33                           5.50           397,274                 402,340
Federal Natl Mtge Assn #689093
  07-01-28                           5.50           569,292                 577,815
Federal Natl Mtge Assn #705096
  06-01-18                           5.00         1,637,136               1,662,233
Federal Natl Mtge Assn #712057
  07-01-18                           4.50           362,910                 362,717
Federal Natl Mtge Assn #720070
  07-01-23                           5.50         1,457,027               1,483,993
Federal Natl Mtge Assn #720378
  06-01-18                           4.50           620,905                 620,575
Federal Natl Mtge Assn #731019
  07-01-33                           5.50           894,353                 909,402
Federal Natl Mtge Assn #732094
  08-01-18                           5.50           615,337                 631,785
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         2,989,354               2,965,264
Federal Natl Mtge Assn #745079
  12-01-20                           5.00           910,727                 921,344
Federal Natl Mtge Assn #745563
  08-01-34                           5.50         2,493,905               2,525,709
Federal Natl Mtge Assn #747339
  10-01-23                           5.50         1,152,260               1,182,266
Federal Natl Mtge Assn #747584
  11-01-28                           5.50         1,126,101               1,142,961
Federal Natl Mtge Assn #753085
  12-01-33                           6.50           804,470                 838,115
Federal Natl Mtge Assn #759342
  01-01-34                           6.50         1,120,053               1,174,920
Federal Natl Mtge Assn #768117
  08-01-34                           5.43           436,806(l)              445,320

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #776962
  04-01-29                           5.00%       $1,625,651              $1,625,878
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         2,807,992               2,785,363
Federal Natl Mtge Assn #804442
  12-01-34                           6.50           640,663                 665,674
Federal Natl Mtge Assn #837258
  09-01-35                           4.93           446,783(l)              454,249
Federal Natl Mtge Assn #851246
  04-01-36                           6.50         1,466,222               1,531,586
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         2,281,105               2,287,926
Federal Natl Mtge Assn #886054
  07-01-36                           7.00         1,130,162               1,196,979
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          10.54         1,834,093(n)              402,634
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          14.25           452,868(n)               64,537
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                          10.56           350,820(n)               42,222
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           7.05         2,101,393(n)              460,993
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                           6.48         2,422,628(n)              491,339
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           380,238                 402,937

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
  04-01-38                           5.50%       $2,000,000(e)           $2,037,969
  04-01-38                           6.00         2,000,000(e)            2,062,969
Govt Natl Mtge Assn #604708
  10-15-33                           5.50           964,248                 985,717
Govt Natl Mtge Assn #616257
  02-15-34                           5.00         1,129,420               1,131,222
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                          19.09           697,616(n)               95,843
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          63.30           102,092(n)                5,177
Harborview Mtge Loan Trust Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           2.90           665,786(l)              470,669
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50        10,248,461(n)               35,229
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                           7.00             3,536(d)                3,519
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         3,480,801               3,187,480
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           713,678                 715,911
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00           957,980                 930,352

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  25

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00%       $1,650,467              $1,694,204
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00           798,872                 766,278
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00           827,197                 808,605
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.93         1,443,555(l)            1,368,028
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         1,572,355               1,527,764
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                           7.10         3,878,139(n)               14,543
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50         1,109,780               1,048,243
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29           686,775(l)              638,191
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94           685,858(l)              679,744
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         1,723,611               1,598,287

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50%       $1,439,347              $1,424,054
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02           650,626(l)              644,283
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11         1,471,510(l)            1,415,758
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00         1,921,020               1,872,149
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00           965,602                 903,253
                                                                    ---------------
Total                                                                   158,752,264
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
  11-01-13                           6.88            60,000                  58,800
Lockheed Martin
 Sr Unsecured
  03-14-13                           4.12           545,000                 545,316
                                                                    ---------------
Total                                                                       604,116
-----------------------------------------------------------------------------------

BANKING (1.0%)
Citigroup
 Sr Unsecured
  02-14-11                           5.13           435,000                 437,647
  03-05-38                           6.88           980,000                 977,360
Credit Suisse New York
 Sub Nts
  02-15-18                           6.00           455,000                 454,022
JPMorgan Chase & Co
 Sr Nts
  01-15-18                           6.00           880,000                 924,475
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00           655,000                 682,656

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BANKING (CONT.)
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63%       $2,095,000              $1,669,245
Popular North America
  10-01-08                           3.88         3,490,000               3,477,398
Regions Bank
 Sub Nts
  06-26-37                           6.45            65,000                  53,136
                                                                    ---------------
Total                                                                     8,675,939
-----------------------------------------------------------------------------------

BROKERAGE (0.5%)
Goldman Sachs Group
 Sr Unsecured
  04-01-18                           6.15           840,000(e)              837,010
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20         1,670,000               1,647,161
Merrill Lynch & Co
  02-05-13                           5.45           725,000                 710,855
Morgan Stanley
 Sr Unsecured
  12-28-17                           5.95           175,000                 169,130
  04-01-18                           6.63           710,000(e)              710,250
                                                                    ---------------
Total                                                                     4,074,406
-----------------------------------------------------------------------------------

CHEMICALS (--%)
NALCO
 Sr Unsecured
  11-15-11                           7.75           180,000                 182,250
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                           5.45           340,000                 351,030
  03-01-13                           5.00           635,000                 637,787
                                                                    ---------------
Total                                                                       988,817
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.1%)
General Electric
 Sr Unsecured
  12-06-17                           5.25           575,000                 575,897
Tyco Electronics
 Group
  10-01-12                           6.00           180,000(c,d)            184,489
                                                                    ---------------
Total                                                                       760,386
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

ELECTRIC (1.3%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00%         $187,000                $187,272
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80         1,680,000               1,690,959
Duke Energy Carolinas LLC
 Sr Unsecured Series D
  03-01-10                           7.38         1,095,000               1,170,089
Exelon
 Sr Unsecured
  06-15-10                           4.45         1,160,000               1,171,900
FirstEnergy
 Sr Unsecured Series B
  11-15-11                           6.45           115,000                 120,108
Florida Power
 1st Mtge
  03-01-13                           4.80           305,000                 314,159
Indiana Michigan Power
 Sr Unsecured
  03-15-37                           6.05         1,025,000                 906,777
IPALCO Enterprises
 Sr Secured
  11-14-08                           8.38           500,000                 506,250
  11-14-11                           8.63           135,000                 142,088
Majapahit Holding
  10-17-16                           7.75           100,000(c,d)             98,500
Metropolitan Edison
 Sr Secured
  03-15-10                           4.45           260,000                 262,772
Michigan Strategic Fund
  04-01-35                           7.45           200,000(k,r)            200,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56            23,374                  25,361
Nevada Power
 Series M
  03-15-16                           5.95           285,000                 280,044
NiSource Finance
  03-01-13                           6.15           425,000                 439,290
Northern States Power
 1st Mtge
  03-01-18                           5.25           170,000                 172,914

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  27

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Northern States Power
 Sr Unsecured
  08-01-09                           6.88%         $965,000              $1,003,945
Ohio Air Quality Development Authority
  11-01-40                           7.81           700,000(k,r)            700,000
Portland General Electric
  03-15-10                           7.88           420,000                 450,783
Potomac Electric Power
 Sr Secured
  06-01-35                           5.40           425,000                 357,051
Progress Energy Carolinas
 1st Mtge
  04-01-38                           6.30           150,000                 154,391
Public Service Company of Colorado
 Sr Unsecured Series A
  07-15-09                           6.88           280,000                 290,035
Sierra Pacific Power
 Series M
  05-15-16                           6.00           955,000                 941,092
                                                                    ---------------
Total                                                                    11,585,780
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.9%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         3,100,000(d)            3,093,322
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75           430,000                 463,650
Cott Beverages USA
  12-15-11                           8.00           375,000                 303,750
Diageo Capital
  01-30-13                           5.20           300,000(c)              310,364
Hershey
 Sr Unsecured
  04-01-13                           5.00           660,000                 666,661
HJ Heinz
 Sr Unsecured
  12-01-08                           6.43           800,000(d)              813,536
Kellogg
 Sr Unsecured
  03-06-13                           4.25           630,000                 628,942
Molson Coors Capital Finance
  09-22-10                           4.85         1,605,000(c)            1,635,773
                                                                    ---------------
Total                                                                     7,915,998
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00%         $105,000                 $96,075
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00           575,000                 572,240
-----------------------------------------------------------------------------------

GAS PIPELINES (0.5%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75           520,000                 561,772
Colorado Interstate Gas
 Sr Unsecured
  11-15-15                           6.80         1,405,000               1,448,564
Kinder Morgan Energy Partners LP
 Sr Unsecured
  03-15-11                           6.75           250,000                 261,904
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80           185,000(d)              175,739
Northwest Pipeline
 Sr Unsecured
  04-15-17                           5.95           420,000                 414,225
Southern Natural Gas
 Sr Unsecured
  04-01-17                           5.90           765,000(d)              747,811
Southern Star Central
 Sr Nts
  03-01-16                           6.75           210,000                 201,600
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                           6.40           371,000                 380,739
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
  08-15-11                           7.00           385,000                 406,656
                                                                    ---------------
Total                                                                     4,599,010
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
  06-15-12                           5.65%         $415,000                $434,056
Omnicare
  12-15-13                           6.75           365,000                 325,763
  12-15-15                           6.88            50,000                  43,500
                                                                    ---------------
Total                                                                       803,319
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
Aetna
 Sr Unsecured
  12-15-37                           6.75           265,000                 255,571
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30           240,000                 241,103
UnitedHealth Group
  02-15-38                           6.88           395,000                 376,676
UnitedHealth Group
 Sr Unsecured
  11-15-37                           6.63           845,000                 781,872
                                                                    ---------------
Total                                                                     1,655,222
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
  09-15-09                           3.20           210,000(k)              206,026
  09-15-16                           5.95         1,160,000               1,199,612
Canadian Natural Resources
 Sr Unsecured
  02-01-39                           6.75           475,000(c)              487,754
EnCana
  11-01-11                           6.30           855,000(c)              909,130
EnCana
 Sr Nts
  10-15-13                           4.75           120,000(c)              116,658
XTO Energy
 Sr Unsecured
  02-01-14                           4.90         1,335,000               1,319,727
  01-31-15                           5.00           200,000                 199,292
  06-30-15                           5.30           140,000                 141,597
                                                                    ---------------
Total                                                                     4,579,796
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

INTEGRATED ENERGY (0.1%)
Marathon Oil
 Sr Unsecured
  03-15-18                           5.90%         $705,000                $709,815
TNK-BP Finance
  03-13-18                           7.88           100,000(c,d)            102,742
                                                                    ---------------
Total                                                                       812,557
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.3%)
Lincoln Natl
 Sr Unsecured
  10-09-37                           6.30           340,000                 314,990
Pricoa Global Funding I
 Secured
  10-18-12                           5.40           635,000(d)              659,879
Principal Life Income Funding
 Sr Secured
  12-14-12                           5.30           515,000                 527,529
Prudential Financial
 Sr Unsecured
  12-01-37                           6.63           815,000                 793,199
                                                                    ---------------
Total                                                                     2,295,597
-----------------------------------------------------------------------------------

MEDIA CABLE (0.5%)
Comcast
  03-15-11                           5.50         1,275,000               1,288,987
  03-15-37                           6.45         1,480,000               1,394,661
Comcast MO of Delaware LLC
  09-01-08                           9.00         1,100,000               1,117,520
CSC Holdings
 Sr Unsecured Series B
  07-15-09                           8.13           249,000                 251,490
                                                                    ---------------
Total                                                                     4,052,658
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.9%)
British Sky Broadcasting Group
  02-23-09                           6.88         1,515,000(c)            1,554,910
  02-15-18                           6.10           735,000(c,d)            733,320
Dex Media West LLC/Finance
 Sr Unsecured Series B
  08-15-10                           8.50            70,000                  68,075
EchoStar DBS
  10-01-13                           7.00            30,000                  28,275
  10-01-14                           6.63            61,000                  55,510
  02-01-16                           7.13           125,000                 116,563
News America
  12-15-35                           6.40         1,190,000               1,154,918

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  29

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
Reed Elsevier Capital
  08-01-11                           6.75%         $840,000                $888,762
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88           135,000                  82,350
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         1,965,000               1,801,442
Thomson
 Sr Unsecured
  10-01-14                           5.70         1,180,000(c)            1,166,789
                                                                    ---------------
Total                                                                     7,650,914
-----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
  03-19-38                           8.15            95,000                 104,944
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Gaz Capital
 Sr Unsecured
  11-22-16                           6.21           100,000(c,d)             92,500
-----------------------------------------------------------------------------------

PACKAGING (0.1%)
Owens-Brockway Glass Container
  05-15-13                           8.25           430,000                 445,050
-----------------------------------------------------------------------------------

PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00           170,000                 142,800
-----------------------------------------------------------------------------------

RAILROADS (0.2%)
CSX
 Sr Unsecured
  03-15-12                           6.30           480,000                 496,376
  03-15-13                           5.75         1,030,000               1,042,324
  04-01-15                           6.25           275,000                 278,867
                                                                    ---------------
Total                                                                     1,817,567
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

REITS (0.1%)
Brandywine Operating Partnership LP
  05-01-17                           5.70%         $595,000                $482,736
ERP Operating LP
 Sr Unsecured
  06-15-17                           5.75           460,000                 420,610
Simon Property Group LP
 Sr Unsecured
  12-01-16                           5.25            80,000                  72,658
                                                                    ---------------
Total                                                                       976,004
-----------------------------------------------------------------------------------

RESTAURANTS (--%)
McDonald's
 Sr Unsecured
  03-01-18                           5.35           315,000                 318,849
-----------------------------------------------------------------------------------

RETAILERS (0.4%)
Home Depot
 Sr Unsecured
  03-01-11                           5.20           230,000                 232,297
Kohl's
 Sr Unsecured
  12-15-17                           6.25         1,220,000               1,161,734
Macys Retail Holdings
  07-15-09                           4.80         2,050,000               2,025,818
                                                                    ---------------
Total                                                                     3,419,849
-----------------------------------------------------------------------------------

SUPERMARKETS (0.1%)
Kroger
  04-15-12                           6.75           330,000                 356,756
  04-15-13                           5.00           570,000                 573,563
                                                                    ---------------
Total                                                                       930,319
-----------------------------------------------------------------------------------

TECHNOLOGY (--%)
Communications & Power Inds
  02-01-12                           8.00            15,000                  14,700
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
  10-15-17                           6.38         2,095,000(d)            1,893,042
-----------------------------------------------------------------------------------

WIRELINES (2.2%)
AT&T
 Sr Unsecured
  03-15-11                           6.25         2,030,000               2,125,461
  02-01-18                           5.50           410,000                 400,599
  01-15-38                           6.30         1,760,000               1,694,282

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Sprint Capital
  03-15-32                           8.75%         $280,000                $236,600
Telecom Italia Capital
  11-15-13                           5.25         3,020,000(c)            2,821,858
Telefonica Europe
  09-15-10                           7.75         2,195,000(c)            2,354,662
TELUS
 Sr Unsecured
  06-01-11                           8.00         4,935,000(c)            5,367,251
Verizon New York
 Sr Unsecured Series A
  04-01-12                           6.88         2,920,000               3,070,972
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                           5.65           595,000                 608,852
Windstream
  08-01-16                           8.63           262,000                 257,415
  03-15-19                           7.00            50,000                  43,500
                                                                    ---------------
Total                                                                    18,981,452
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $351,573,399)                                                   $348,886,986
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                              6.71%     $1,085,000                $987,817
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,084,892)                                                          $987,817
------------------------------------------------------------------------------------

SENIOR LOANS (0.4%)(p)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
CONSUMER CYCLICAL SERVICES (--%)
West Corp
 Tranche B2 Term Loan
  10-24-13                         5.08-6.09%       $395,010                $343,066
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

FOOD AND BEVERAGE (--%)
Pinnacle Foods Holding
 Term Loan
  04-02-14                         5.42-7.48%           $171                    $149
------------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Community Health Systems
 Delayed Draw Term Loan
  TBD                                    TBD          33,427(e,q,t)           30,786
Community Health Systems
 Term Loan
  07-25-14                              5.34         653,602                 601,954
HCA
 Tranche B Term Loan
  11-17-13                              4.95       1,052,788                 968,165
Vanguard Health Systems
 Term Loan
  09-23-11                              4.95             470                     433
                                                                     ---------------
Total                                                                      1,601,338
------------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
  09-06-14                              5.26         616,088                 520,046
------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
Idearc Tranche B
 Term Loan
  11-17-14                         4.70-4.71         448,400                 358,047
Nielsen Finance
 Term Loan
  08-09-13                              5.35         427,672(c)              384,430
Univision Communications
 Delayed Draw Term Loan
  TBD                                    TBD           6,711(e,q,t)            5,274
Univision Communications
 Term Loan
  09-29-14                         4.95-5.49         193,289                 151,892
                                                                     ---------------
Total                                                                        899,643
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  31

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

OTHER FINANCIAL INSTITUTIONS (--%)
Asurion
 1st Lien Term Loan
  07-03-14                              6.10%       $285,000                $239,400
------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $4,107,271)                                                        $3,603,642
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)(i)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        24,199,364(w)          $24,199,364
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $24,199,364)                                                      $24,199,364
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $908,171,264)(x)                                                 $913,780,740
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008

                                NUMBER OF                                            UNREALIZED
                                CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year              70            $8,315,782      June 2008          $242,586
U.S. Treasury Note, 2-year           15             3,219,844      June 2008            16,952
U.S. Treasury Note, 5-year         (294)          (33,584,908)     June 2008          (314,221)
U.S. Treasury Note, 10-year        (121)          (14,393,329)     June 2008          (237,641)
-------------------------------------------------------------------------------------------------
Total                                                                                $(292,324)
-------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008

                                                                                       NOTIONAL
                           REFERENCED       BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL    UNREALIZED     UNREALIZED
COUNTERPARTY                 ENTITY        PROTECTION   FIXED RATE         DATE         AMOUNT     APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers        Kinder Morgan
   Special Financing   Energy Partners        Buy          0.41%      March 20, 2011   $250,000       $4,047            $--
Goldman Sachs Group    Home Depot             Buy          0.50       March 20, 2011    215,000        6,643             --
Goldman Sachs Group    ConAgra Foods          Buy          0.18       Sept. 20, 2011    430,000        5,167             --
                       Reed Elsevier
Citibank               Capital                Buy          0.26       Sept. 20, 2011    205,000        4,256             --
Goldman Sachs Group    FirstEnergy            Buy          0.60        Dec. 20, 2011    115,000        1,607             --
Goldman Sachs Group    Kroger                 Buy          0.36       March 20, 2012    330,000        2,247             --
JP Morgan Chase Bank   Cardinal Health        Buy          0.23        June 20, 2012    415,000        7,837             --
Citibank               Clorox                 Buy          0.31        Dec. 20, 2012    340,000        7,847             --
JP Morgan Chase Bank   NiSource Finance       Buy          0.55        Dec. 20, 2012    425,000       19,610             --
Citibank               Kroger                 Buy          0.79       March 20, 2013    570,000           --         (4,360)
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                $59,261        $(4,360)
------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 6.3% of net assets.

--------------------------------------------------------------------------------

 32 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $22,585,934 or 2.6% of net assets.

(e) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $39,819,075. See Note 1 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2008:

                                 PRINCIPAL      SETTLEMENT       PROCEEDS
SECURITY                          AMOUNT           DATE         RECEIVABLE       VALUE
----------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  04-01-23 5.50%                 $750,000        04-17-08        $760,898       $765,469

(h) At March 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(i) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.5% of net assets.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(m) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  33

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Community Health Systems                                            $33,427
Univision Communications                                              6,711
-----------------------------------------------------------------------------
Total                                                               $40,138
-----------------------------------------------------------------------------

(r)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2008, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                          08-02-07 thru 01-16-08         $2,037,030
Banc of America Funding*
  Series 2006-2 Cl N1
   7.25% 2046                                   11-14-06                    51,233
Michigan Strategic Fund
  7.45% 2035                                    02-27-08                   200,000
Oaktree Capital Group LLC Cl A Unit*     05-21-07 thru 07-19-07          1,334,520
Ohio Air Quality Development
   Authority
  7.81% 2040                                    02-28-08                   700,000
Virgin Media                             11-15-05 thru 03-14-08          5,818,589

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(s) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2008. At March 31, 2008, the value of inverse floaters represented 0.01% of net assets.

--------------------------------------------------------------------------------

 34 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

(t) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(u) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(v) At March 31, 2008, investments in securities included securities valued at $525,193 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(w)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(x) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $908,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $84,769,000
Unrealized depreciation                                            (79,159,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $5,610,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  35

FINANCIAL STATEMENTS
---------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $883,971,900)         $  889,581,376
   Affiliated money market fund (identified cost
      $24,199,364)                                                  24,199,364
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $908,171,264)                                                   913,780,740
Cash                                                                     3,625
Capital shares receivable                                               74,127
Dividends and accrued interest receivable                            3,794,414
Receivable for investment securities sold                            9,449,985
Unrealized appreciation on swap contracts                               59,261
------------------------------------------------------------------------------
Total assets                                                       927,162,152
------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
   $760,898)                                                           765,469
Capital shares payable                                                 532,294
Payable for investment securities purchased                         47,845,634
Payable upon return of securities loaned                             2,972,000
Variation margin payable                                                78,923
Unrealized depreciation on swap contracts                                4,360
Accrued investment management services fee                              37,881
Accrued distribution fee                                                98,111
Accrued transfer agency fee                                              5,587
Accrued administrative services fee                                      4,136
Accrued plan administration services fee                                 6,678
Other accrued expenses                                                 113,860
------------------------------------------------------------------------------
Total liabilities                                                   52,464,933
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $  874,697,219
==============================================================================

--------------------------------------------------------------------------------

 36 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

MARCH 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $      854,641
Additional paid-in capital                                       1,554,473,005
Undistributed net investment income                                  1,160,391
Accumulated net realized gain (loss)                              (687,165,001)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                        5,374,183
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $  874,697,219
==============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                         $  771,063,201
                                             Class B                         $   41,763,265
                                             Class C                         $    4,472,775
                                             Class R4                        $   57,397,978
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)          75,313,348   $        10.24
                                             Class B shares      4,105,248   $        10.17
                                             Class C shares        440,175   $        10.16
                                             Class R4 shares     5,605,368   $        10.24
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                      $    2,424,200
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  37

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   7,651,641
Interest                                                            9,625,801
Income distributions from affiliated money market fund                666,693
Fee income from securities lending                                     47,788
   Less foreign taxes withheld                                        (47,319)
-----------------------------------------------------------------------------
Total income                                                       17,944,604
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  2,183,437
Distribution fee
   Class A                                                          1,075,259
   Class B                                                            237,730
   Class C                                                             24,297
Transfer agency fee
   Class A                                                            601,837
   Class B                                                             36,180
   Class C                                                              3,552
   Class R4                                                            15,620
Administrative services fee                                           280,557
Plan administration services fee - Class R4                            78,194
Compensation of board members                                           8,706
Custodian fees                                                         75,986
Printing and postage                                                   78,400
Registration fees                                                      34,050
Professional fees                                                      14,144
Other                                                                  15,233
-----------------------------------------------------------------------------
Total expenses                                                      4,763,182
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                  (10,986)
-----------------------------------------------------------------------------
                                                                    4,752,196
   Earnings and bank fee credits on cash balances                     (36,554)
-----------------------------------------------------------------------------
Total net expenses                                                  4,715,642
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    13,228,962
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                           16,191,572
   Foreign currency transactions                                        3,748
   Futures contracts                                               (2,603,818)
   Swap transactions                                                 (659,576)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                            12,931,926
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         (121,776,353)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (108,844,427)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (95,615,465)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 38 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       MARCH 31, 2008     SEPT. 30, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   13,228,962     $   24,897,873
Net realized gain (loss) on investments                    12,931,926         77,941,649
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (121,776,353)        19,798,105
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (95,615,465)       122,637,627
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (11,642,854)       (22,608,527)
      Class B                                                (465,320)        (1,068,645)
      Class C                                                 (48,516)           (80,488)
      Class R4                                               (891,306)        (1,849,535)
----------------------------------------------------------------------------------------
Total distributions                                       (13,047,996)       (25,607,195)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                          11,835,139         52,210,031
   Class B shares                                           2,187,418          7,209,884
   Class C shares                                             791,543          1,463,152
   Class R4 shares                                          4,316,925          8,134,920
Reinvestment of distributions at net asset value
   Class A shares                                          10,203,017         19,775,408
   Class B shares                                             455,320          1,045,199
   Class C shares                                              45,167             77,212
   Class R4 shares                                            891,282          1,849,492
Payments for redemptions
   Class A shares                                         (83,671,637)      (184,678,740)
   Class B shares                                          (7,164,473)       (32,849,311)
   Class C shares                                            (918,662)        (1,039,487)
   Class R4 shares                                         (7,081,051)       (90,858,581)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (68,110,012)      (217,660,821)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (176,773,473)      (120,630,389)
Net assets at beginning of period                       1,051,470,692      1,172,101,081
----------------------------------------------------------------------------------------
Net assets at end of period                            $  874,697,219     $1,051,470,692
========================================================================================
Undistributed net investment income                    $    1,160,391     $      979,425
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS
-----------------------------
(UNAUDITED AS TO MARCH 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Balanced Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

The Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value

--------------------------------------------------------------------------------

 40 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At March 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2008 was $6,679,193 representing 0.76% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2008, the Fund has entered into outstanding when-issued securities of $39,819,075.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  41

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of Investments." At March 31, 2008, the Fund has entered into unfunded loan commitments of $40,138.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended March 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund

--------------------------------------------------------------------------------

 42 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At March 31, 2008 the Fund had no outstanding forward foreign currency contracts.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  43

"Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to Portfolio of Investments."

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk,

--------------------------------------------------------------------------------

 44 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At March 31, 2008, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  45

Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Oct. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid at the end of the calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 46 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.35% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Balanced Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $399,419 for the six months ended March 31, 2008. The management fee for the six months ended March 31, 2008 was 0.45% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2008, other expenses paid to this company were $2,533.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  47

Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $147,898 for Class A, $17,336 for Class B and $295 for Class C for the six months ended March 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended March 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.82% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $10,976 for Class R4 and the plan administration services fee was $10 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.90% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended March 31, 2008, the Fund's custodian and transfer agency fees were reduced by $36,554 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $461,251,641 and $522,757,797, respectively, for the

--------------------------------------------------------------------------------

 48 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT six months ended March 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED MARCH 31, 2008
                                       ISSUED FOR
                                       REINVESTED                             NET
                           SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                  1,083,231        960,024       (7,723,023)        (5,679,768)
Class B                    202,700         42,921         (670,703)          (425,082)
Class C                     73,891          4,268          (85,840)            (7,681)
Class R4                   400,078         83,890         (655,910)          (171,942)
-----------------------------------------------------------------------------------------

                                            YEAR ENDED SEPT. 30, 2007
                                       ISSUED FOR
                                       REINVESTED                             NET
                           SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                  4,617,850      1,763,665      (16,546,762)       (10,165,247)
Class B                    648,970         94,040       (2,896,628)        (2,153,618)
Class C                    131,567          6,935          (93,235)            45,267
Class R4                   730,462        165,129       (8,352,148)        (7,456,557)
-----------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2008, securities valued at $2,424,200 were on loan to brokers. For collateral, the Fund received $2,972,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $47,788 for the six months ended March 31, 2008. Expenses paid to the Investment Manager were $1,690 for the six months ended March 31, 2008, which are included in other

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  49
expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $126,679,848 and $142,737,802, respectively, for the six months ended March 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended March 31, 2008.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $695,010,276 at Sept. 30, 2007, that if not offset by capital gains will expire as follows:

  2009         2010           2011          2012
$757,502   $300,688,916   $368,676,980   $24,886,878

RiverSource Balanced Fund acquired $25,719,438 of capital loss carry-overs in connection with the Fund merger on March 10, 2006. The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 50 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  51
relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 52 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(H)               2007           2006           2005           2004
Net asset value, beginning of
  period                              $11.46            $10.52          $9.84          $9.25          $8.47
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .15(b)            .26(b)         .24            .21            .19
Net gains (losses) (both realized
 and unrealized)                       (1.22)              .95            .68            .61            .77
-----------------------------------------------------------------------------------------------------------
Total from investment operations       (1.07)             1.21            .92            .82            .96
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.15)             (.27)          (.24)          (.23)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.24            $11.46         $10.52          $9.84          $9.25
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $771              $929           $959           $990         $1,077
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                   .94%(e)          1.07%          1.01%          1.03%          1.01%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)           2.75%(e)          2.31%          2.42%          2.13%          2.01%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  48%              124%           126%           130%           131%
-----------------------------------------------------------------------------------------------------------
Total return(f)                       (9.37%)(g)        11.57%          9.46%          8.86%         11.32%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.93% for the six months ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  53

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(H)               2007           2006           2005           2004
Net asset value, beginning of
 period                               $11.39            $10.45          $9.78          $9.19          $8.41
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .11(b)            .17(b)         .16            .14            .11
Net gains (losses) (both realized
 and unrealized)                       (1.22)              .95            .67            .59            .77
-----------------------------------------------------------------------------------------------------------
Total from investment operations       (1.11)             1.12            .83            .73            .88
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.11)             (.18)          (.16)          (.14)          (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.17            $11.39         $10.45          $9.78          $9.19
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $42               $52            $70            $81           $113
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                  1.71%(e)          1.84%          1.78%          1.81%          1.78%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.99%(e)          1.53%          1.63%          1.35%          1.23%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  48%              124%           126%           130%           131%
-----------------------------------------------------------------------------------------------------------
Total return(f)                       (9.80%)(g)        10.78%          8.54%          8.02%         10.51%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.70% for the six months ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 54 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(H)               2007           2006           2005           2004
Net asset value, beginning of
  period                              $11.38            $10.44          $9.77          $9.19          $8.41
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .10(b)            .17(b)         .16            .14            .12
Net gains (losses) (both realized
 and unrealized)                       (1.21)              .96            .67            .59            .77
-----------------------------------------------------------------------------------------------------------
Total from investment operations       (1.11)             1.13            .83            .73            .89
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.11)             (.19)          (.16)          (.15)          (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.16            $11.38         $10.44          $9.77          $9.19
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $4                $5             $4             $3             $3
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                  1.70%(e)          1.82%          1.78%          1.81%          1.78%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.90%(e)          1.57%          1.61%          1.35%          1.25%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  48%              124%           126%           130%           131%
-----------------------------------------------------------------------------------------------------------
Total return(f)                       (9.79%)(g)        10.86%          8.58%          7.97%         10.57%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.69% for the six months ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  55

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(J)               2007           2006           2005           2004
Net asset value, beginning of
 period                               $11.47            $10.52          $9.84          $9.25          $8.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .16(b)            .27(b)         .26            .23            .21
Net gains (losses) (both realized
 and unrealized)                       (1.23)              .96            .68            .60            .77
-----------------------------------------------------------------------------------------------------------
Total from investment operations       (1.07)             1.23            .94            .83            .98
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.16)             (.28)          (.26)          (.24)          (.19)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.24            $11.47         $10.52          $9.84          $9.25
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $57               $66           $139           $164           $182
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            .85%(e)           .96%           .83%           .87%           .85%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)        .82%(e)           .94%           .83%           .87%           .85%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)           2.88%(e)          2.40%          2.57%          2.29%          2.16%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  48%              124%           126%           130%           131%
-----------------------------------------------------------------------------------------------------------
Total return(h)                       (9.39%)(i)        11.79%          9.65%          9.05%         11.63%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense and bank fee credits was 0.81% for the six months ended March 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 56 RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING
-------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2008 SEMIANNUAL REPORT  57

     RIVERSOURCE BALANCED FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6335 Z (5/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

DIVERSIFIED EQUITY INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2008


RIVERSOURCE DIVERSIFIED EQUITY
INCOME FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME AND, AS A SECONDARY
OBJECTIVE, STEADY GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS
----------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     10

Portfolio of Investments............     13

Financial Statements................     18

Notes to Financial Statements.......     24

Proxy Voting........................     45

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE
--------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Diversified Equity Income Fund (the Fund) declined 14.26% (Class A shares, excluding sales charge) for the six months ended March 31, 2008.

> The Fund underperformed its benchmark, the Russell 1000(R) Value Index
  (Russell Index), which decreased 14.01%.

> The Fund also underperformed its peer group as represented by the Lipper
  Equity Income Funds Index, which declined 12.46%.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2008)
--------------------------------------------------------------------------------

                                  6 months*   1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------
RiverSource Diversified Equity
  Income Fund Class A (excluding
  sales charge)                    -14.26%    -4.53%   +9.52%    +18.53%    +7.06%
----------------------------------------------------------------------------------------
Russell 1000 Value
  Index(1)(unmanaged)              -14.01%    -9.99%   +6.01%    +13.68%    +5.54%
----------------------------------------------------------------------------------------
Lipper Equity Income Funds
  Index(2)                         -12.46%    -7.07%   +5.82%    +12.05%    +4.21%

*    Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses
----------------------------------------------------
Class A                  1.00%         1.00%
----------------------------------------------------
Class B                  1.76%         1.76%
----------------------------------------------------
Class C                  1.76%         1.76%
----------------------------------------------------
Class I                  0.62%         0.62%
----------------------------------------------------
Class R2                 1.43%         1.43%
----------------------------------------------------
Class R3                 1.32%         1.32%
----------------------------------------------------
Class R4                 0.93%         0.91%(a)
----------------------------------------------------
Class R5                 0.73%         0.73%
----------------------------------------------------
Class W                  1.05%         1.05%
----------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.02% for the year ended Sept. 30, 2007), will not exceed 0.89% for Class R4.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  3

-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                               SINCE
WITHOUT SALES CHARGE    6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception
   10/15/90)             -14.26%     -4.53%   +9.52%    +18.53%    +7.06%        N/A
------------------------------------------------------------------------------------------
 Class B (inception
   3/20/95)              -14.61%     -5.37%   +8.65%    +17.63%    +6.23%        N/A
------------------------------------------------------------------------------------------
 Class C (inception
   6/26/00)              -14.62%     -5.34%   +8.65%    +17.62%      N/A       +7.82%
------------------------------------------------------------------------------------------
 Class I (inception
   3/4/04)               -14.09%     -4.24%   +9.92%       N/A       N/A      +10.46%
------------------------------------------------------------------------------------------
 Class R2 (inception
   12/11/06)             -14.43%     -4.92%     N/A        N/A       N/A       -2.73%
------------------------------------------------------------------------------------------
 Class R3 (inception
   12/11/06)             -14.34%     -4.67%     N/A        N/A       N/A       -2.46%
------------------------------------------------------------------------------------------
 Class R4 (inception
   3/20/95)              -14.18%     -4.48%   +9.67%    +18.72%    +7.22%        N/A
------------------------------------------------------------------------------------------
 Class R5 (inception
   12/11/06)             -14.17%     -4.28%     N/A        N/A       N/A       -2.05%
------------------------------------------------------------------------------------------
 Class W (inception
   12/1/06)              -14.28%     -4.60%     N/A        N/A       N/A       -1.46%
------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception
   10/15/90)             -19.16%    -10.02%   +7.39%    +17.13%    +6.51%        N/A
------------------------------------------------------------------------------------------
 Class B (inception
   3/20/95)              -18.35%     -9.51%   +7.54%    +17.42%    +6.23%        N/A
------------------------------------------------------------------------------------------
 Class C (inception
   6/26/00)              -15.37%     -6.16%   +8.65%    +17.62%      N/A       +7.82%
------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY
--------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Diversified Equity Income Fund declined 14.26% (Class A shares, excluding sales charge) for the six months ended March 31, 2008. The Fund underperformed the 14.01% decrease of its benchmark, the Russell 1000(R) Value Index (Russell Index), as well as the 12.46% decline of the Lipper Equity Income Funds Index, representing the Fund's peer group.

SIGNIFICANT PERFORMANCE FACTORS
The six months ended March 31, 2008, was a particularly difficult period for the U.S. equity markets, as the collapse of the residential real estate market and its related industries combined with all-time high oil prices to create an environment that drove many to question whether the U.S. economy may have entered a recession.

For the Fund, sector allocation as a whole contributed positively to performance relative to the Russell Index, nearly offsetting the detracting

SECTOR DIVERSIFICATION(1) (at March 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Cash & Cash Equivalents(2)                      2.2%
---------------------------------------------------------
Consumer Discretionary                         10.2%
---------------------------------------------------------
Consumer Staples                                5.0%
---------------------------------------------------------
Energy                                         17.1%
---------------------------------------------------------
Financials                                     16.8%
---------------------------------------------------------
Health Care                                     4.3%
---------------------------------------------------------
Industrials                                    24.7%
---------------------------------------------------------
Information Technology                          8.5%
---------------------------------------------------------
Materials                                       6.8%
---------------------------------------------------------
Telecommunication                               0.4%
---------------------------------------------------------
Telecommunication Services                      3.9%
---------------------------------------------------------
Utilities                                       0.1%
---------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Of the 2.2%, 1.5% is due to security lending activity and 0.7% is the Fund's cash equivalent position.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  5

------------------------------

effect of individual stock selection. Having only a modest allocation to financials, the worst performing sector in the Russell Index, boosted the Fund's returns most relative to the Russell Index. Within the sector, we leaned away from credit-related areas, such as banks and diversified financial services firms, which was particularly helpful. Significant exposure to the producer durables industry and the energy sector also contributed to the Fund's results. Energy was the only sector within the Russell Index to generate positive returns for the semiannual period, and producer durables declined but still outpaced the Russell Index for the same period. Within these areas, oil services firm HALLIBURTON and machinery manufacturers CATERPILLAR and DEERE & CO. were standout individual performers. Stock selection within the information technology sector further helped the Fund's performance.

Stock selection within the autos and transportation industry detracted most from the Fund's results, as positions in FORD MOTOR, GENERAL MOTORS and the airline industry as a whole disappointed. Positioning in the consumer staples sector also detracted. Having only a modest exposure to the integrated oils industry further marred performance. While a position in PETROLEO BRASILEIRO (PETROBRAS) boosted returns, it was not

TOP TEN HOLDINGS (at March 31, 2008; % of portfolio assets)
----------------------------------------------------------

General Electric                           4.7%
----------------------------------------------------
Caterpillar                                4.0%
----------------------------------------------------
Intel                                      2.5%
----------------------------------------------------
Wal-Mart Stores                            2.4%
----------------------------------------------------
Chevron                                    2.2%
----------------------------------------------------
El du Pont de Nemours & Co                 1.9%
----------------------------------------------------
ConocoPhillips                             1.9%
----------------------------------------------------
Halliburton                                1.9%
----------------------------------------------------
Travelers Companies                        1.9%
----------------------------------------------------
Dow Chemical                               1.8%
----------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 6 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Most of the changes made were implemented toward the end of the semiannual period based on our view that while the financials sector could face lingering problems, stronger U.S. economic growth may begin to re-emerge by the end of 2008.

enough to counter the negative effect of what proved to be a premature move in eliminating the Fund's holding in the strongly performing EXXON MOBIL during the third quarter of 2007.

CHANGES TO THE FUND'S PORTFOLIO
We increased the Fund's positions in the consumer discretionary, producer durables and autos and transportation areas. For example, in consumer discretionary, we established a new position in cruise liner CARNIVAL and added to the Fund's existing position in ROYAL CARIBBEAN CRUISES. We also increased the Fund's holding in WAL-MART and re-established a position in HOME DEPOT. In producer durables, we increased the Fund's positions in GENERAL ELECTRIC, CATERPILLAR, EATON and
INGERSOLL-RAND. Elsewhere, in energy, we established a new fund position in TENARIS, which manufactures steel pipes for the oil and gas industry. We decreased the Fund's allocations to the utilities, financials and health care sectors.

Most of the changes made were implemented toward the end of the semiannual period based on our view that while the financials sector could face lingering problems, stronger U.S. economic growth may begin to re-emerge by the end of 2008. On this basis, we took a somewhat contrarian stance that several areas, including consumer discretionary, presented appealing risk profiles, better fundamentals and comparatively attractive valuation opportunities.

OUR FUTURE STRATEGY
Over the past several months, the global macroeconomic environment has grown increasingly uncertain. In response to this cloudiness, we have increased our emphasis on

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  7

------------------------------

individual stock selection across the sectors in which the Fund invests. At the same time, we believe that recent economic weakness has presented buying opportunities in select areas, such as the consumer discretionary sector in general and the retail industry in particular. Conversely, we currently intend to further reduce the Fund's already modest exposure to financial services given ongoing concerns regarding the capital and credit markets in the U.S. Based on high relative valuations, we also intend to continue reducing the Fund's exposure to electric utilities.

As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have missed, ignored or strongly disagree with, and that have the potential to move the share values higher. We will continue to emphasize stocks that we believe have attractive valuations, and we intend to generally invest in equities across the market capitalizations sectors with an emphasis on large-cap stocks.

--------------------------------------------------------------------------------

 8 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


           (PHOTO - WARREN SPITZ)        (PHOTO - LATON SPAHR)
           Warren Spitz,                 Laton Spahr, CFA(R)
           Senior Portfolio              Portfolio Manager
           Manager

           (PHOTO - STEVE SCHROLL)       (PHOTO - PAUL STOCKING)
           Steve Schroll                 Paul Stocking
           Portfolio Manager             Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE
-----------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  857.40          $5.21           1.11%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.66          $5.67           1.11%
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  853.90          $8.76           1.87%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.82          $9.53           1.87%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  853.80          $8.71           1.86%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.87          $9.48           1.86%
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  859.10          $3.38            .72%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.63          $3.68            .72%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  855.70          $7.13           1.52%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.59          $7.75           1.52%
------------------------------------------------------------------------------------------
Class R3
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  856.60          $5.96           1.27%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.85          $6.48           1.27%
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  858.20          $4.70           1.00%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.22          $5.11           1.00%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  858.30          $3.62            .77%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.38          $3.93            .77%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  11

---------------------------

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
   Actual(b)                   $1,000         $  857.20          $5.40           1.15%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.46          $5.87           1.15%
------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2008: -14.26% for Class A, -14.61% for Class B, -14.62% for Class C, -14.09% for Class I, -14.43% for Class R2, -14.34% for Class R3, -14.18% for Class R4, -14.17%
     for Class R5 and -14.28% for Class W.

--------------------------------------------------------------------------------

 12 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.6%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.6%)
Goodrich                                            660,841             $38,004,966
Honeywell Intl                                    1,299,629              73,325,068
                                                                    ---------------
Total                                                                   111,330,034
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
United Parcel Service Cl B                        1,070,136              78,141,331
-----------------------------------------------------------------------------------

AIRLINES (1.0%)
AMR                                               1,453,817(b)           13,113,430
Continental Airlines Cl B                           629,932(b)           12,113,593
Delta Air Lines                                   1,038,534(b)            8,931,392
Northwest Airlines                                1,228,262(b)           11,042,075
UAL                                                 474,032              10,205,909
US Airways Group                                  1,245,719(b)           11,099,356
                                                                    ---------------
Total                                                                    66,505,755
-----------------------------------------------------------------------------------

AUTOMOBILES (2.3%)
Ford Motor                                       17,697,487(b,d)        101,229,625
General Motors                                    3,012,136(d)           57,381,191
                                                                    ---------------
Total                                                                   158,610,816
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Genentech                                           266,849(b)           21,662,802
-----------------------------------------------------------------------------------

CHEMICALS (4.2%)
Air Products & Chemicals                            308,226              28,356,792
Dow Chemical                                      3,392,565             125,016,020
EI du Pont de Nemours & Co                        2,918,183             136,454,237
                                                                    ---------------
Total                                                                   289,827,049
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
US Bancorp                                          747,916              24,202,562
Wachovia                                             23,653                 638,631
Wells Fargo & Co                                    509,883              14,837,595
                                                                    ---------------
Total                                                                    39,678,788
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                    884,159             $29,672,376
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                 750,330(c)           14,743,985
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.1%)
Hewlett-Packard                                   2,117,213              96,671,946
IBM                                               1,010,195             116,313,852
                                                                    ---------------
Total                                                                   212,985,798
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                               269,929              38,103,178
Insituform Technologies Cl A                        308,122(b)            4,261,327
                                                                    ---------------
Total                                                                    42,364,505
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America                                   2,634,203              99,862,636
Citigroup                                         2,936,262              62,894,732
JPMorgan Chase & Co                               1,136,564              48,815,424
                                                                    ---------------
Total                                                                   211,572,792
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
AT&T                                              2,563,721              98,190,514
BT Group                                          4,340,102(c)           18,732,802
Deutsche Telekom ADR                              3,527,677(c)           58,488,885
Telefonos de Mexico ADR Series L                  1,090,974(c)           41,020,622
Verizon Communications                            1,549,986              56,496,990
                                                                    ---------------
Total                                                                   272,929,813
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
ABB ADR                                           1,539,618(c)           41,446,516
Hubbell Cl B                                        245,033              10,705,492
                                                                    ---------------
Total                                                                    52,152,008
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (6.3%)
Baker Hughes                                      1,168,734             $80,058,279
BJ Services                                       1,208,232              34,446,694
Halliburton                                       3,380,102             132,939,412
Schlumberger                                        968,560              84,264,720
Tenaris ADR                                         659,752(c)           32,888,637
Transocean                                          560,981(b)           75,844,631
                                                                    ---------------
Total                                                                   440,442,373
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Wal-Mart Stores                                   3,188,604             167,975,659
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Carnival Unit                                     1,901,312              76,965,109
Royal Caribbean Cruises                           1,989,043(d)           65,439,515
                                                                    ---------------
Total                                                                   142,404,624
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.3%)
Centex                                              282,080               6,829,157
DR Horton                                           443,322               6,982,322
KB Home                                             275,194               6,805,548
Pulte Homes                                         473,799               6,893,775
Stanley Works                                     1,546,852              73,661,091
Whirlpool                                           687,079(d)           59,624,716
                                                                    ---------------
Total                                                                   160,796,609
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                             315,774(b)            5,816,557
CB Calpine                                        6,000,000(b,f)                  6
                                                                    ---------------
Total                                                                     5,816,563
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (7.1%)
3M                                                  908,499              71,907,696
General Electric                                  9,010,563             333,480,937
McDermott Intl                                    1,422,093(b)           77,959,138
Tyco Intl                                           322,877(c)           14,222,732
                                                                    ---------------
Total                                                                   497,570,503
-----------------------------------------------------------------------------------

INSURANCE (12.5%)
ACE                                               2,067,407(c)          113,831,429
Allstate                                          1,176,272              56,531,632
American Intl Group                               1,081,656              46,781,622
Aon                                               1,086,589              43,680,878
Axis Capital Holdings                               886,464(c)           30,122,047

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Endurance Specialty Holdings                      1,140,949(c)          $41,758,733
Everest Re Group                                    166,471(c)           14,904,149
Lincoln Natl                                        672,760              34,983,520
Loews                                             1,917,016              77,102,384
Marsh & McLennan Companies                        4,081,677              99,388,835
Montpelier Re Holdings                            1,731,721(c)           27,794,122
PartnerRe                                           310,750(c)           23,710,225
RenaissanceRe Holdings                              682,246(c)           35,415,390
Safeco                                              599,151              26,290,746
Travelers Companies                               2,750,322             131,602,908
XL Capital Cl A                                   2,128,683(c)           62,902,583
                                                                    ---------------
Total                                                                   866,801,203
-----------------------------------------------------------------------------------

IT SERVICES (0.6%)
Computer Sciences                                   372,753(b)           15,204,595
Visa Cl A                                           420,014(b)           26,192,073
                                                                    ---------------
Total                                                                    41,396,668
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                     1,467,741              25,934,983
-----------------------------------------------------------------------------------

MACHINERY (11.3%)
Caterpillar                                       3,601,760             281,981,791
Deere & Co                                        1,416,285             113,925,965
Eaton                                             1,166,422              92,928,841
Illinois Tool Works                               1,945,508              93,831,851
Ingersoll-Rand Cl A                               2,522,217(c)          112,440,434
Parker Hannifin                                   1,346,600              93,278,982
                                                                    ---------------
Total                                                                   788,387,864
-----------------------------------------------------------------------------------

MEDIA (1.0%)
CBS Cl B                                          3,241,177              71,565,188
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Alcoa                                             1,297,191              46,776,707
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
JC Penney                                           245,662               9,263,914
Macy's                                            1,843,291              42,506,290
Nordstrom                                           291,116               9,490,382
                                                                    ---------------
Total                                                                    61,260,586
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (11.0%)
Anadarko Petroleum                                  521,228             $32,853,001
Apache                                              388,717              46,964,788
BP ADR                                            1,744,875(c)          105,826,669
Chevron                                           1,799,540             153,608,734
ConocoPhillips                                    1,754,677             133,723,934
Devon Energy                                        175,756              18,336,623
EnCana                                              349,511(c)           26,475,458
Marathon Oil                                      1,910,406              87,114,514
Petroleo Brasileiro ADR                             723,699(c)           73,896,905
Pioneer Natural Resources                           542,656              26,655,263
Spectra Energy                                      606,669              13,801,720
Total ADR                                           605,432(c)           44,808,022
                                                                    ---------------
Total                                                                   764,065,631
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (2.1%)
Intl Paper                                        3,813,752             103,734,054
Weyerhaeuser                                        627,846              40,835,104
                                                                    ---------------
Total                                                                   144,569,158
-----------------------------------------------------------------------------------

PHARMACEUTICALS (3.9%)
Abbott Laboratories                                 667,271              36,799,996
Bristol-Myers Squibb                                782,703              16,671,574
Eli Lilly & Co                                      378,584              19,531,149
Johnson & Johnson                                   913,336              59,248,106
Merck & Co                                        1,782,403              67,642,193
Pfizer                                            2,566,287              53,712,387
Wyeth                                               468,153              19,550,069
                                                                    ---------------
Total                                                                   273,155,474
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Simon Property Group                                187,603              17,430,195
-----------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                        428,793              39,543,291
Union Pacific                                       301,693              37,826,268
                                                                    ---------------
Total                                                                    77,369,559
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Intel                                             8,477,803             179,559,868
STMicroelectronics                                2,744,515(c)           29,256,530
Taiwan Semiconductor Mfg ADR                      5,300,757(c)           54,438,774
                                                                    ---------------
Total                                                                   263,255,172
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (1.0%)
Microsoft                                         2,394,022             $67,942,344
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.4%)
Home Depot                                        3,574,561              99,980,471
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Fannie Mae                                        1,972,554              51,917,621
-----------------------------------------------------------------------------------

TOBACCO (2.7%)
Altria Group                                        975,358              21,652,948
Loews-Carolina Group                              1,601,003(g)          116,152,767
Philip Morris Intl                                  975,358(b)           49,333,608
                                                                    ---------------
Total                                                                   187,139,323
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $6,507,913,125)                                               $6,866,132,330
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
ISSUER                                            SHARES                   VALUE(A)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                            80,000             $12,276,000
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $20,000,000)                                                     $12,276,000
-----------------------------------------------------------------------------------

BONDS (0.4%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES
Qwest Communications Intl Cv
 Sr Unsecured
  11-15-25                           3.50%      $24,573,000             $25,185,359
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $24,573,000)                                                     $25,185,359
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  15

MONEY MARKET FUND (2.2%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                155,229,077(h)         $155,229,077
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $155,229,077)                                                   $155,229,077
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,707,715,202)(i)                                            $7,058,822,766
===================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 14.6% of net assets.

(d) At March 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.5% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 0.7% of net assets.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2008, is as follows:

                                                   ACQUISITION
SECURITY                                              DATES                  COST
----------------------------------------------------------------------------------
CB Calpine                                    12/20/01 thru 12/21/01           $--

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(i) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $6,707,715,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $1,054,711,000
Unrealized depreciation                                           (703,603,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $351,108,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 16 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  17

FINANCIAL STATEMENTS
---------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $6,552,486,125)       $6,903,593,689
   Affiliated money market fund (identified cost
      $155,229,077)                                                155,229,077
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $6,707,715,202)                                               7,058,822,766
Cash                                                                   104,853
Capital shares receivable                                            6,139,055
Dividends and accrued interest receivable                           13,137,462
Receivable for investment securities sold                              952,137
------------------------------------------------------------------------------
Total assets                                                     7,079,156,273
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               8,939,343
Payable upon return of securities loaned                           104,487,800
Accrued investment management services fee                             308,204
Accrued distribution fee                                               826,795
Accrued transfer agency fee                                             67,180
Accrued administrative services fee                                     25,763
Accrued plan administration services fee                                36,088
Other accrued expenses                                               1,195,764
------------------------------------------------------------------------------
Total liabilities                                                  115,886,937
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $6,963,269,336
==============================================================================

--------------------------------------------------------------------------------

 18 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

MARCH 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    6,484,161
Additional paid-in capital                                       6,605,435,266
Undistributed net investment income                                  4,530,288
Accumulated net realized gain (loss)                                (4,287,943)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      351,107,564
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $6,963,269,336
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                          $5,456,113,686
                                           Class B                          $  916,804,886
                                           Class C                          $  108,949,765
                                           Class I                          $  146,548,965
                                           Class R2                         $    5,845,570
                                           Class R3                         $  105,971,290
                                           Class R4                         $  207,953,808
                                           Class R5                         $   15,077,487
                                           Class W                          $        3,879
Net asset value per share of outstanding   Class A
   capital stock:                          shares(1)          508,154,911   $        10.74
                                           Class B shares      85,263,645   $        10.75
                                           Class C shares      10,159,664   $        10.72
                                           Class I shares      13,657,834   $        10.73
                                           Class R2 shares        545,990   $        10.71
                                           Class R3 shares      9,880,549   $        10.73
                                           Class R4 shares     19,349,696   $        10.75
                                           Class R5 shares      1,403,424   $        10.74
                                           Class W shares             361   $        10.75
------------------------------------------------------------------------------------------
* Including securities on loan, at value                                    $  100,628,975
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $11.40. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $    90,612,799
Interest                                                                 39,253
Income distributions from affiliated money market fund                1,235,722
Fee income from securities lending                                      104,808
   Less foreign taxes withheld                                         (325,604)
-------------------------------------------------------------------------------
Total income                                                         91,666,978
-------------------------------------------------------------------------------
Expenses:
Investment management services fee                                   24,626,020
Distribution fee
   Class A                                                            7,548,893
   Class B                                                            5,064,632
   Class C                                                              564,989
   Class R2                                                               5,133
   Class R3                                                             138,036
   Class W                                                                    6
Transfer agency fee
   Class A                                                            4,071,964
   Class B                                                              730,568
   Class C                                                               79,038
   Class R2                                                                 513
   Class R3                                                              27,607
   Class R4                                                              52,655
   Class R5                                                               3,107
   Class W                                                                    5
Administrative services fee                                           1,713,533
Plan administration services fee
   Class R2                                                               2,566
   Class R3                                                             138,036
   Class R4                                                             263,273
Compensation of board members                                            68,192
Custodian fees                                                          227,100
Printing and postage                                                    522,200
Registration fees                                                       125,596
Professional fees                                                        40,180
Other                                                                   106,470
-------------------------------------------------------------------------------
Total expenses                                                       46,120,312
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (55,077)
-------------------------------------------------------------------------------
                                                                     46,065,235
   Earnings and bank fee credits on cash balances                      (123,187)
-------------------------------------------------------------------------------
Total net expenses                                                   45,942,048
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      45,724,930
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $   245,443,672
   Foreign currency transactions                                        (12,065)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             245,431,607
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (1,447,688,056)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (1,202,256,449)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(1,156,531,519)
===============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       MARCH 31, 2008     SEPT. 30, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $    45,724,930     $    93,314,302
Net realized gain (loss) on investments                   245,431,607         690,252,559
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                   (1,447,688,056)        667,391,845
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          (1,156,531,519)      1,450,958,706
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (40,649,552)        (78,488,395)
      Class B                                              (2,874,817)         (6,416,839)
      Class C                                                (358,331)           (569,347)
      Class I                                                (998,151)         (2,099,767)
      Class R2                                                (24,287)               (127)
      Class R3                                               (669,115)           (426,738)
      Class R4                                             (1,611,786)         (2,453,523)
      Class R5                                               (116,217)            (72,968)
      Class W                                                     (30)                (63)
   Net realized gain
      Class A                                            (725,010,481)       (493,880,849)
      Class B                                            (121,072,116)       (107,894,466)
      Class C                                             (13,690,406)         (8,054,454)
      Class I                                             (13,226,533)         (9,932,541)
      Class R2                                               (252,936)               (418)
      Class R3                                            (13,291,473)               (418)
      Class R4                                            (25,213,866)         (9,146,377)
      Class R5                                             (1,447,973)               (418)
      Class W                                                    (572)               (423)
-----------------------------------------------------------------------------------------
Total distributions                                      (960,508,642)       (719,438,131)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 22 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       MARCH 31, 2008     SEPT. 30, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                     $   515,569,523     $ 1,141,884,962
   Class B shares                                          43,752,326         134,880,774
   Class C shares                                          22,027,326          28,843,188
   Class I shares                                           8,150,011          14,742,374
   Class R2 shares                                          6,837,980              42,830
   Class R3 shares                                         43,365,719         119,943,918
   Class R4 shares                                         65,001,706         130,894,776
   Class R5 shares                                          8,150,265          10,000,505
   Class W shares                                                  --               5,000
Fund Merger (Note 8)
   Class A shares                                         140,874,675                 N/A
   Class B shares                                          52,630,093                 N/A
   Class C shares                                           4,227,614                 N/A
   Class I shares                                          42,237,082                 N/A
   Class R4 shares                                            108,160                 N/A
Reinvestment of distributions at net asset value
   Class A shares                                         750,542,413         561,141,213
   Class B shares                                         121,780,572         112,481,028
   Class C shares                                          13,516,527           8,344,099
   Class I shares                                          14,223,840          12,031,612
   Class R2 shares                                            276,628                  69
   Class R3 shares                                         13,959,996             426,668
   Class R4 shares                                         25,419,565          11,523,207
   Class R5 shares                                          1,562,108              72,888
Payments for redemptions
   Class A shares                                        (771,318,281)     (1,195,152,850)
   Class B shares                                        (134,422,377)       (467,080,552)
   Class C shares                                         (12,677,188)        (19,732,820)
   Class I shares                                         (19,581,559)        (40,401,457)
   Class R2 shares                                           (682,481)            (13,401)
   Class R3 shares                                        (39,027,883)         (5,828,620)
   Class R4 shares                                        (33,403,042)        (47,875,264)
   Class R5 shares                                         (1,072,494)           (255,528)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           882,028,824         510,918,619
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (1,235,011,337)      1,242,439,194
Net assets at beginning of period                       8,198,280,673       6,955,841,479
-----------------------------------------------------------------------------------------
Net assets at end of period                           $ 6,963,269,336     $ 8,198,280,673
=========================================================================================
Undistributed net investment income                   $     4,530,288     $     6,080,105
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS
-----------------------------
(UNAUDITED AS TO MARCH 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Diversified Equity Income Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 24 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At March 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2008 was $6 representing 0.00% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  25

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended March 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At March 31, 2008, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------

 26 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At March 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  27

FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Oct. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal year.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. On March 11, 2008, an additional dividend was paid before the merger (see Note 8) to ensure that current shareholders of RiverSource Diversified Equity Income Fund would not experience a dilution of their share of the Fund's income or capital gains.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $4,080,348 for the six months ended March 31, 2008. The management fee for the six months ended March 31, 2008 was 0.65% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2008 was 0.05% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2008, other expenses paid to this company were $16,842.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT 29 daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $3,257,721 for Class A, $354,671 for Class B and $10,709 for Class C for the six months ended March 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended March 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.52% for Class R2, 1.27% for Class R3 and 0.97% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $26,413 for Class R4 and the plan administration services fees at the class level were $12, $6 and $28,646 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.89% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 30 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

During the six months ended March 31, 2008, the Fund's transfer agency fees were reduced by $123,187 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,780,353,019 (including $268,381,775 from RiverSource Value Fund that was acquired in the fund merger as described in Note 8) and $1,747,298,412, respectively, for the six months ended March 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 SIX MONTHS ENDED MARCH 31, 2008
                                                      ISSUED FOR
                                          FUND        REINVESTED                             NET
                            SOLD         MERGER      DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------
Class A                  41,084,493    13,415,801     63,363,896      (63,141,737)        54,722,453
Class B                   3,502,319     5,004,708     10,246,015      (11,048,737)         7,704,305
Class C                   1,728,280       403,120      1,142,305       (1,039,665)         2,234,040
Class I                     675,161     4,024,743      1,204,406       (1,438,809)         4,465,501
Class R2                    578,036            --         24,900          (59,064)           543,872
Class R3                  3,551,257            --      1,180,740       (3,113,863)         1,618,134
Class R4                  5,357,643        10,290      2,149,990       (2,774,642)         4,743,281
Class R5                    666,949            --        133,459          (87,637)           712,771
--------------------------------------------------------------------------------------------------------

                                                    YEAR ENDED SEPT. 30, 2007
                                                      ISSUED FOR
                                          FUND        REINVESTED                             NET
                            SOLD         MERGER      DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------
Class A                  83,344,400       N/A         43,286,940      (88,053,371)        38,577,969
Class B                   9,998,956       N/A          8,709,591      (33,321,765)       (14,613,218)
Class C                   2,127,210       N/A            646,604       (1,457,146)         1,316,668
Class I                   1,096,665       N/A            926,762       (2,996,223)          (972,796)
Class R2*                     3,080       N/A                  5             (967)             2,118
Class R3*                 8,648,588       N/A             30,005         (416,178)         8,262,415
Class R4                  9,887,299       N/A            883,989       (3,452,993)         7,318,295
Class R5*                   703,364       N/A              5,119          (17,830)           690,653
Class W**                       361       N/A                 --               --                361
--------------------------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007. ** For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  31

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2008, securities valued at $100,628,975 were on loan to brokers. For collateral, the Fund received $104,487,800 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $104,808 for the six months ended March 31, 2008. Expenses paid to the Investment Manager were $6,044 for the six months ended March 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $669,008,689 and $671,796,626, respectively, for the six months ended March 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after

--------------------------------------------------------------------------------

 32 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended March 31, 2008.

8. FUND MERGER

At the close of business on March 14, 2008, RiverSource Diversified Equity Income Fund acquired the assets and assumed the identified liabilities of RiverSource Value Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Diversified Equity Income Fund immediately before the acquisition were $6,603,914,713 and the combined net assets immediately after the acquisition were $6,843,992,337.

The merger was accomplished by a tax-free exchange of 68,309,092 shares of RiverSource Value Fund valued at $240,077,624.

In exchange for the RiverSource Value Fund shares and net assets, RiverSource Diversified Equity Income Fund issued the following number of shares:

                                                                  SHARES
--------------------------------------------------------------------------
Class A                                                         13,415,801
Class B                                                          5,004,708
Class C                                                            403,120
Class I                                                          4,024,743
Class R4                                                            10,290
--------------------------------------------------------------------------

RiverSource Value Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized depreciation, accumulated net realized gain and undistributed net investment income.

                                                                                     UNDISTRIBUTED
                                                                      ACCUMULATED         NET
                          TOTAL                        UNREALIZED         NET         INVESTMENT
                        NET ASSETS    CAPITAL STOCK   DEPRECIATION   REALIZED GAIN      INCOME
--------------------------------------------------------------------------------------------------
RiverSource Value
Fund                   $240,077,624   $268,774,350    $(29,713,270)     $989,005        $27,539
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  33

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

--------------------------------------------------------------------------------

 34 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  35

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(H)           2007           2006           2005           2004
Net asset value, beginning of
  period                             $14.34         $13.10         $12.11          $9.88          $8.14
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)            .08(b)         .18(b)         .18            .15            .15
Net gains (losses) (both realized
 and unrealized)                      (2.01)          2.41           1.54           2.23           1.73
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.93)          2.59           1.72           2.38           1.88
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.08)          (.18)          (.19)          (.15)          (.14)
Distributions from realized gains     (1.59)         (1.17)          (.54)            --             --
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.67)         (1.35)          (.73)          (.15)          (.14)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.74         $14.34         $13.10         $12.11          $9.88
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $5,456         $6,502         $5,433         $3,751         $2,455
-------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                 1.11%(e)       1.00%          1.10%          1.04%          1.06%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.31%(e)       1.34%          1.40%          1.46%          1.67%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%            28%            24%            18%
-------------------------------------------------------------------------------------------------------
Total return(f)                     (14.26%)(g)     20.98%         14.72%         24.24%         23.09%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(H)           2007           2006           2005           2004
Net asset value, beginning of
 period                              $14.35         $13.11         $12.07          $9.85          $8.12
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .03(b)         .08(b)         .04            .07            .06
Net gains (losses) (both realized
 and unrealized)                      (2.01)          2.40           1.58           2.22           1.73
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.98)          2.48           1.62           2.29           1.79
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.03)          (.07)          (.04)          (.07)          (.06)
Distributions from realized gains     (1.59)         (1.17)          (.54)            --             --
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.62)         (1.24)          (.58)          (.07)          (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.75         $14.35         $13.11         $12.07          $9.85
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $917         $1,113         $1,208         $1,141           $877
-------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                 1.87%(e)       1.76%          1.86%          1.80%          1.83%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)           .54%(e)        .57%           .64%           .70%           .89%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%            28%            24%            18%
-------------------------------------------------------------------------------------------------------
Total return(f)                     (14.61%)(g)     20.04%         13.87%         23.28%         22.11%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,      2008(H)            2007           2006           2005           2004
Net asset value, beginning of
  period                             $14.32         $13.09         $12.06          $9.84          $8.11
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)            .04(b)         .08(b)         .04            .07            .07
Net gains (losses) (both realized
 and unrealized)                      (2.01)          2.40           1.58           2.22           1.73
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.97)          2.48           1.62           2.29           1.80
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.04)          (.08)          (.05)          (.07)          (.07)
Distributions from realized gains     (1.59)         (1.17)          (.54)            --             --
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.63)         (1.25)          (.59)          (.07)          (.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.72         $14.32         $13.09         $12.06          $9.84
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $109           $114            $86            $58            $38
-------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                 1.86%(e)       1.76%          1.86%          1.81%          1.83%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)           .56%(e)        .58%           .63%           .69%           .92%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%            28%            24%            18%
-------------------------------------------------------------------------------------------------------
Total return(f)                     (14.62%)(g)     20.04%         13.84%         23.33%         22.18%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,      2008(I)            2007           2006           2005        2004(B)
Net asset value, beginning of
  period                             $14.33         $13.09         $12.13          $9.89         $10.03
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)            .10(c)         .23(c)         .26            .20            .19
Net gains (losses) (both realized
 and unrealized)                      (2.00)          2.41           1.50           2.24           (.19)
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.90)          2.64           1.76           2.44             --
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.11)          (.23)          (.26)          (.20)          (.14)
Distributions from realized gains     (1.59)         (1.17)          (.54)            --             --
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.70)         (1.40)          (.80)          (.20)          (.14)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.73         $14.33         $13.09         $12.13          $9.89
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $147           $132           $133            $96            $18
-------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                  .72%(f)        .62%           .70%           .62%           .63%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.67%(f)       1.72%          1.79%          1.85%          2.35%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%            28%            24%            18%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (14.09%)(h)     21.44%         15.14%         24.81%           .02%(h)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Sept. 30, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,      2008(K)         2007(B)
Net asset value, beginning of
  period                             $14.33         $14.03
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(c)         .07            .11
Net gains (losses) (both realized
 and unrealized)                      (2.02)          1.52
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.95)          1.63
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.08)          (.16)
Distributions from realized gains     (1.59)         (1.17)
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.67)         (1.33)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.71         $14.33
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $6            $--
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.52%(f)       1.43%(f)
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      1.52%(f)       1.43%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.23%(f)       1.03%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%
-------------------------------------------------------------------------------------------------------
Total return(i)                     (14.43%)(j)     12.74%(j)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have waived certain fees and expenses.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,      2008(K)         2007(B)
Net asset value, beginning of
  period                             $14.33         $14.03
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(c)         .07            .13
Net gains (losses) (both realized
 and unrealized)                      (2.01)          1.54
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.94)          1.67
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.07)          (.20)
Distributions from realized gains     (1.59)         (1.17)
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.66)         (1.37)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.73         $14.33
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $106           $118
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.27%(f)       1.32%(f)
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      1.27%(f)       1.32%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.15%(f)       1.35%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%
-------------------------------------------------------------------------------------------------------
Total return(i)                     (14.34%)(j)     13.02%(j)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have waived certain fees and expenses.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  41

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,      2008(J)            2007           2006           2005           2004
Net asset value, beginning of
  period                             $14.35         $13.11         $12.12          $9.89          $8.14
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)            .09(b)         .20(b)         .21            .17            .16
Net gains (losses) (both realized
 and unrealized)                      (2.01)          2.41           1.53           2.23           1.74
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.92)          2.61           1.74           2.40           1.90
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.09)          (.20)          (.21)          (.17)          (.15)
Distributions from realized gains     (1.59)         (1.17)          (.54)            --             --
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.68)         (1.37)          (.75)          (.17)          (.15)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.75         $14.35         $13.11         $12.12          $9.89
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $208           $210            $96            $58            $67
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.02%(e)        .91%           .93%           .87%           .90%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)       .97%(e)        .89%           .93%           .87%           .90%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.46%(e)       1.46%          1.56%          1.63%          1.83%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%            28%            24%            18%
-------------------------------------------------------------------------------------------------------
Total return(h)                     (14.18%)(i)     21.10%         14.91%         24.38%         23.41%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(I)        2007(B)
Net asset value, beginning of
  period                             $14.35         $14.03
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)(c)         .11            .18
Net gains (losses) (both realized
 and unrealized)                      (2.03)          1.54
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.92)          1.72
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.10)          (.23)
Distributions from realized gains     (1.59)         (1.17)
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.69)         (1.40)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.74         $14.35
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $15            $10
-------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                  .77%(f)        .73%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.72%(f)       1.63%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (14.17%)(h)     13.41%(h)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  43

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,      2008(I)         2007(B)
Net asset value, beginning of
  period                             $14.35         $13.86
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(c)         .08            .14
Net gains (losses) (both realized
 and unrealized)                      (2.01)          1.70
-------------------------------------------------------------------------------------------------------
Total from investment operations      (1.93)          1.84
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.08)          (.18)
Distributions from realized gains     (1.59)         (1.17)
-------------------------------------------------------------------------------------------------------
Total distributions                   (1.67)         (1.35)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.75         $14.35
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $--            $--
-------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                 1.15%(f)       1.05%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.25%(f)       1.29%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 20%            31%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (14.28%)(h)     14.40%(h)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING
-------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2008 SEMIANNUAL REPORT  45

     RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6476 W (5/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

DISCIPLINED LARGE CAP GROWTH FUND


SEMIANNUAL REPORT FOR
THE PERIOD ENDED

MARCH 31, 2008




RIVERSOURCE DISCIPLINED LARGE CAP
GROWTH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
CAPITAL GROWTH.


                                                     (SINGLE STRATEGY FUND ICON)

TABLE OF CONTENTS
----------------------------------------------------


Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     10

Portfolio of Investments............     14

Financial Statements................     19

Notes to Financial Statements.......     25

Proxy Voting........................     43


--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE
--------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------


> RiverSource Disciplined Large Cap Growth Fund (the Fund) declined 13.56%
  (Class A shares, excluding sales charge) for the six months ended March 31, 2008.



> The Fund underperformed its benchmark, the Russell 1000(R) Growth Index
  (Russell Index), which fell 10.87% during the same period.



> The Fund also underperformed the Lipper Large-Cap Growth Funds Index, the
  Fund's peer group, which declined 10.96%.



ANNUALIZED TOTAL RETURNS (for period ended March 31, 2008)

--------------------------------------------------------------------------------


                                                                 Since
                                               6 months*     inception*(a)
-------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth
  Fund
  Class A (excluding sales charge)              -13.56%         -11.07%
-------------------------------------------------------------------------------
Russell 1000 Growth Index(1) (unmanaged)        -10.87%          -8.50%
-------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index(2)          -10.96%          -6.08%



* Not annualized.



(a) Fund data is from May 17, 2007. Russell 1000 Growth Index and Lipper peer group data is from June 1, 2007.



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.



The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.



It is not possible to invest directly in an index.



(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.



(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------


 2 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------


                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  1.44%           1.39%
-------------------------------------------------------
Class B                  2.17%           2.15%
-------------------------------------------------------
Class C                  2.27%           2.15%
-------------------------------------------------------
Class I                  0.95%           0.95%
-------------------------------------------------------
Class R2                 1.98%           1.83%
-------------------------------------------------------
Class R3                 1.73%           1.58%
-------------------------------------------------------
Class R4                 1.48%           1.33%
-------------------------------------------------------
Class R5                 1.22%           1.06%
-------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.39% for Class A, 2.15% for Class B, 2.15% for Class C, 1.03 % for Class I, 1.83% for Class R2, 1.58% for Class R3, 1.33% for Class R4 and 1.08% for Class R5.




--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  3

-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2008
                                                   SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   INCEPTION*
 Class A (inception 5/17/07)          -13.56%     -11.07%
---------------------------------------------------------------
 Class B (inception 5/17/07)          -13.82%     -11.59%
---------------------------------------------------------------
 Class C (inception 5/17/07)          -13.86%     -11.63%
---------------------------------------------------------------
 Class I (inception 5/17/07)          -13.37%     -10.79%
---------------------------------------------------------------
 Class R2 (inception 5/17/07)         -13.56%     -11.24%
---------------------------------------------------------------
 Class R3 (inception 5/17/07)         -13.48%     -11.07%
---------------------------------------------------------------
 Class R4 (inception 5/17/07)         -13.36%     -10.86%
---------------------------------------------------------------
 Class R5 (inception 5/17/07)         -13.40%     -10.81%
---------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/17/07)          -18.51%     -16.15%
---------------------------------------------------------------
 Class B (inception 5/17/07)          -18.11%     -16.00%
---------------------------------------------------------------
 Class C (inception 5/17/07)          -14.72%     -12.51%
---------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.



* Not annualized.


--------------------------------------------------------------------------------


 4 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY
--------------------------------------------------------------------------------
(UNAUDITED)


At March 31, 2008, approximately 91% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Disciplined Large Cap Growth Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 33, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined Large Cap Growth Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information of the Fund's expenses, see the discussions beginning on pages 11 and 30.



Dear Shareholders,



RiverSource Disciplined Large Cap Growth Fund declined 13.56% (Class A shares, excluding sales charge) for the six months ended March 31, 2008. The Fund underperformed the 10.87% decrease of the Russell 1000(R) Growth Index (Russell Index) during the same period. The Fund also underperformed the Lipper Large-Cap Growth Funds Index representing the Fund's peer group, which declined 10.96%.



SIGNIFICANT PERFORMANCE FACTORS


Financial markets globally struggled during this semiannual period given the ongoing credit crisis, further downdrafts in the U.S. housing market and uncertainty surrounding the impact a U.S. economic slowdown could have on international economies. In an effort to prop up the slumping economy and stabilize the financial markets, the U.S. Federal Reserve Board (the Fed) cut interest rates by 250 basis points, or 2.50%, bringing the targeted federal funds rate to 2.25% at the end of the period. The Fed also injected additional liquidity into the system in order to encourage borrowing and lending during the quarter. The U.S. government announced plans for a $150 billion stimulus package designed to increase consumer


--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  5

------------------------------

During the reporting period, the quality-adjusted value model outperformed the Russell Index, but not enough to offset the underperformance of the value and momentum models.


SECTOR DIVERSIFICATION(1) (at March 31, 2008; % of portfolio assets)

-----------------------------------------------------------------


Cash & Cash Equivalents                         2.6%
---------------------------------------------------------
Consumer Discretionary                         10.4%
---------------------------------------------------------
Consumer Staples                               12.4%
---------------------------------------------------------
Energy                                         13.5%
---------------------------------------------------------
Financials                                     11.1%
---------------------------------------------------------
Health Care                                    14.0%
---------------------------------------------------------
Industrials                                     8.8%
---------------------------------------------------------
Information Technology                         19.5%
---------------------------------------------------------
Materials                                       7.3%
---------------------------------------------------------
Utilities                                       0.4%
---------------------------------------------------------



(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.



The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


spending. Meanwhile, the potential of greater inflation loomed, as oil prices exceeded $100 per barrel and commodity prices in general surged. Given these macroeconomic conditions, U.S. equities experienced both a sizable correction and heightened volatility during the semiannual period, with greater-than-1% price swings not uncommon.

The Fund's performance resulted from the performance of the three quantitative investment models - momentum, value and quality-adjusted value - we employ in selecting stocks for the Fund's portfolio. Under the Fund's investment process, the three models choose the large-cap growth stocks for the portfolio. During the reporting period, the quality-adjusted value model outperformed the
Russell Index, but not enough to offset the underperformance of the value and momentum models.
Still, we believe the style diversification provided by the three very different

--------------------------------------------------------------------------------


 6 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

quantitative models is a significant investment advantage that may allow the Fund to outperform its benchmark in most market environments over the long term.


In managing risk associated with investing in large-cap growth stocks, we use a proprietary risk management system and portfolio optimizer that allow us to combine the recommendations of our stock selection models and manage our exposure to several key factors, including industry, sector and market capitalization. The portfolio optimizer also places strict limits on monthly portfolio turnover. In addition, the style diversification provided by using three models is expected to diminish the likelihood that the Fund will significantly underperform if one investment style is unrewarded by the market for an extended period of time. During the period, we used these and other techniques to reduce the expected risk of the portfolio and to avoid large deviations from the Russell Index.


It is important to remember that we do not generally make sector or industry choices based on our outlook for the economy or the equity markets. During the period, the Fund's quantitative models led to a bias toward quality stocks and toward mega-caps, or the largest cap stocks, which boosted results, as these equity sectors performed comparatively well. At the same time, however, the Fund's models positioned it toward the cheapest price/earnings stocks, which detracted, since both the cheapest and most expensive stocks did not perform as well as the middle price/earnings stock group within the Russell Index during the period.

From a sector allocation perspective, the Fund's greater-than-Russell Index positions in energy and materials and less-than-Russell Index allocations to information technology and telecommunications contributed positively to its relative results. Indeed, these positives more than offset the detracting effects of a significant allocation to financials, the second-worst performing sector in the Russell Index during the period, and a modest exposure to industrials, which outpaced the Russell Index for the six months. Overall, sector allocation had a beneficial effect on the Fund's performance for the semiannual period.

Because of our investment process, most of the Fund's performance resulted from poor stock selection, particularly in financials, information technology and energy. However, stock selection in consumer staples,

--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  7

------------------------------

consumer discretionary, health care and materials contributed positively to the Fund's results.

Some stocks that contributed favorably to the Fund's return included MOSAIC (selected by the momentum model); WAL-MART (quality-adjusted value and value); TRANSOCEAN (momentum); DEERE & CO. (momentum); and OWENS-ILLINOIS (momentum and value). Among individual holdings, the stocks that detracted most from the Fund's results were AMERICAN INTERNATIONAL GROUP (value); FREDDIE MAC (value); APPLE (momentum); EMC (momentum); and JUNIPER NETWORKS (momentum).

At the end of March, the Fund's largest individual stock holdings included APPLE, COCA-COLA (momentum and quality-adjusted value), INTEL (momentum and quality-adjusted value), EXXON MOBIL (quality-adjusted value and value), and JOHNSON & JOHNSON (quality-adjusted value).


TOP TEN HOLDINGS (at March 31, 2008; % of portfolio assets)


----------------------------------------------------

Apple                                           5.1%
--------------------------------------------------------------
Coca-Cola                                       4.2%
--------------------------------------------------------------
Intel                                           4.0%
--------------------------------------------------------------
Exxon Mobil                                     3.5%
--------------------------------------------------------------
Johnson & Johnson                               3.1%
--------------------------------------------------------------
Monsanto                                        2.9%
--------------------------------------------------------------
Schlumberger                                    2.7%
--------------------------------------------------------------
Wal-Mart Stores                                 2.7%
--------------------------------------------------------------
American Intl Group                             2.4%
--------------------------------------------------------------
Home Depot                                      2.2%
--------------------------------------------------------------



For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."



Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.



CHANGES TO THE FUND'S PORTFOLIO


Most changes in the portfolio's sector allocation over the period were the direct result of stock selection. Over the period, the Fund's allocation to consumer staples increased and its exposure to industrials, consumer discretionary and utilities decreased. The number of holdings in the portfolio was increased from approximately 170 to about 200 over the reporting period.


--------------------------------------------------------------------------------


 8 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OUR FUTURE STRATEGY


Large-cap growth stocks outperformed their smaller-cap and value-oriented counterparts during the reporting period. However, as conditions have grown increasingly uncertain and volatile during recent months, it is unclear how this segment will fare in the months ahead. That said, we believe our use of multiple investment disciplines serves the Fund well in all investment environments over the long term, and the diversified portfolio is well positioned for any potential market condition. Indeed, the use of valuation models in a growth portfolio is motivated by our strong belief in the advantage of style diversification over the long term. Whether there is ongoing outperformance from large-cap growth stocks or a downturn, the combination of models should, in our view, help us deliver value relative to the Russell Index over extended periods of time.



We are equally convinced of the merit of our multifaceted, disciplined approach to monitoring risk in the portfolio. We believe this combination of style diversification and rigorous risk measures will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.




           (PHOTO - DIMITRIS             (PHOTO - GINA
           BERTSIMAS)                    MOURTZINOU)
           Dimitris Bertsimas            Gina Mourtzinou
           Portfolio Manager             Portfolio Manager


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE
-----------------------------------------
(UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.



The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008.



ACTUAL EXPENSES



The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES



The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


--------------------------------------------------------------------------------


 10 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------


     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  11

---------------------------


                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  864.40         $ 5.56           1.18%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.31         $ 6.02           1.18%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  861.80         $ 9.22           1.96%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.37         $ 9.98           1.96%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  861.40         $ 9.88           2.10%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.66         $10.69           2.10%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  866.30         $ 3.63            .77%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.38         $ 3.93            .77%
-------------------------------------------------------------------------------------------
Class R2
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  864.40         $ 7.26           1.54%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.49         $ 7.85           1.54%
-------------------------------------------------------------------------------------------
Class R3
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  865.20         $ 6.08           1.29%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.75         $ 6.58           1.29%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  866.40         $ 4.91           1.04%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.02         $ 5.31           1.04%
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 12 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  866.00         $ 3.77            .80%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.23         $ 4.09            .80%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).


(b) Based on the actual return for the six months ended March 31, 2008: -13.56% for Class A, -13.82% for Class B, -13.86% for Class C, -13.37% for Class I, -13.56% for Class R2, -13.48% for Class R3, - 13.36% for Class R4 and -13.40% for Class R5.


--------------------------------------------------------------------------------


     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.2%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.3%)
Alliant Techsystems                                   2,119(b)             $219,380
BE Aerospace                                          2,863(b)              100,062
Goodrich                                              3,827                 220,091
L-3 Communications Holdings                           3,746                 409,588
United Technologies                                  17,034               1,172,279
                                                                    ---------------
Total                                                                     2,121,400
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                            2,414                 176,270
-----------------------------------------------------------------------------------

AIRLINES (--%)
UAL                                                   2,378                  51,198
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
BorgWarner                                            3,623                 155,898
Johnson Controls                                     11,458                 387,280
                                                                    ---------------
Total                                                                       543,178
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Harley-Davidson                                      12,380                 464,250
-----------------------------------------------------------------------------------

BEVERAGES (5.8%)
Coca-Cola                                           113,606               6,915,197
Pepsi Bottling Group                                  4,058(d)              137,607
PepsiCo                                              35,461               2,560,284
                                                                    ---------------
Total                                                                     9,613,088
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Amgen                                                12,348(b)              515,899
Biogen Idec                                          23,329(b)            1,439,166
Genzyme                                               8,229(b)              613,390
                                                                    ---------------
Total                                                                     2,568,455
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                18,156                 360,034
Trane                                                 2,418                 110,986
                                                                    ---------------
Total                                                                       471,020
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CAPITAL MARKETS (4.5%)
BlackRock                                               978                $199,688
Goldman Sachs Group                                  16,235               2,685,107
Lehman Brothers Holdings                              1,333                  50,174
Merrill Lynch & Co                                   40,774               1,661,133
Morgan Stanley                                       53,973               2,466,566
State Street                                          5,916                 467,364
                                                                    ---------------
Total                                                                     7,530,032
-----------------------------------------------------------------------------------

CHEMICALS (5.0%)
Celanese Series A                                     8,179                 319,390
Monsanto                                             42,936               4,787,364
Mosaic                                               14,685(b)            1,506,681
Praxair                                              19,713               1,660,426
                                                                    ---------------
Total                                                                     8,273,861
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
Synovus Financial                                    13,043                 144,256
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Stericycle                                            6,400(b)              329,600
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
CommScope                                             2,026(b)               70,566
Harris                                                2,821                 136,903
Juniper Networks                                     66,912(b)            1,672,800
                                                                    ---------------
Total                                                                     1,880,269
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (9.5%)
Apple                                                58,788(b)            8,436,078
Dell                                                100,215(b)            1,996,283
EMC                                                 173,986(b)            2,494,959
IBM                                                  13,438               1,547,251
Lexmark Intl Cl A                                     9,894(b)              303,944
NCR                                                   7,263(b)              165,814
QLogic                                                7,984(b)              122,554
Western Digital                                      22,901(b)              619,243
                                                                    ---------------
Total                                                                    15,686,126
-----------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 14 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION & ENGINEERING (1.6%)
Fluor                                                 6,981                $985,437
Foster Wheeler                                       12,438(b)              704,240
Jacobs Engineering Group                             10,671(b)              785,279
Shaw Group                                            2,505(b)              118,086
                                                                    ---------------
Total                                                                     2,593,042
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
American Express                                      3,921                 171,426
SLM                                                   8,433(b)              129,447
                                                                    ---------------
Total                                                                       300,873
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Owens-Illinois                                       14,640(b)              826,135
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Apollo Group Cl A                                     8,420(b,d)            363,744
Career Education                                      9,496(b)              120,789
H&R Block                                            22,987                 477,210
ITT Educational Services                              2,507(b,d)            115,147
                                                                    ---------------
Total                                                                     1,076,890
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
PPL                                                   5,911                 271,433
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (--%)
SunPower Cl A                                         1,058(b)               78,832
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Amphenol Cl A                                         4,266                 158,909
Arrow Electronics                                     5,677(b)              191,031
Avnet                                                 8,012(b)              262,233
Trimble Navigation                                    3,660(b)              104,639
                                                                    ---------------
Total                                                                       716,812
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (8.4%)
Cameron Intl                                         13,880(b)              577,963
Diamond Offshore Drilling                             6,024(d)              701,194
ENSCO Intl                                            5,861                 367,016
FMC Technologies                                      7,532(b)              428,495
Grant Prideco                                         2,431(b)              119,654
Natl Oilwell Varco                                   22,697(b)            1,325,051
Noble                                                 9,111                 452,543
Oceaneering Intl                                      3,565(b)              224,595

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Schlumberger                                         52,362              $4,555,493
Smith Intl                                           14,507                 931,785
Tidewater                                             5,182                 285,580
Transocean                                           15,195(b)            2,054,364
Weatherford Intl                                     25,330(b)            1,835,665
                                                                    ---------------
Total                                                                    13,859,398
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
Kroger                                                6,559                 166,599
Walgreen                                             19,006(d)              723,939
Wal-Mart Stores                                      84,882               4,471,583
                                                                    ---------------
Total                                                                     5,362,121
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Dean Foods                                            6,531                 131,208
Sara Lee                                             39,821                 556,697
                                                                    ---------------
Total                                                                       687,905
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Questar                                               2,736                 154,748
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Becton Dickinson & Co                                 1,812                 155,560
DENTSPLY Intl                                         9,582                 369,865
Intuitive Surgical                                    2,353(b)              763,196
Varian Medical Systems                                5,784(b)              270,923
                                                                    ---------------
Total                                                                     1,559,544
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.7%)
Cardinal Health                                      19,376               1,017,434
CIGNA                                                22,495(d)              912,622
Express Scripts                                      23,924(b,d)          1,538,792
Health Net                                            8,561(b)              263,679
Humana                                                5,400(b)              242,244
Lincare Holdings                                      9,443(b)              265,443
Medco Health Solutions                               25,232(b)            1,104,909
Quest Diagnostics                                     3,170                 143,506
Tenet Healthcare                                     33,417(b)              189,140
UnitedHealth Group                                   12,000                 412,320
                                                                    ---------------
Total                                                                     6,090,089
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Intl Game Technology                                  9,573                 384,930
-----------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND - 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                        2,518                $166,440
Centex                                                8,701                 210,651
Garmin                                                5,381(c)              290,628
NVR                                                     399(b)              238,403
Pulte Homes                                          11,419                 166,146
                                                                    ---------------
Total                                                                     1,072,268
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Kimberly-Clark                                        8,744                 564,425
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.7%)
3M                                                   14,813               1,172,449
McDermott Intl                                       14,349(b)              786,612
Textron                                              15,678                 868,875
                                                                    ---------------
Total                                                                     2,827,936
-----------------------------------------------------------------------------------

INSURANCE (5.7%)
ACE                                                  15,042(c)              828,213
AFLAC                                                46,723               3,034,659
American Intl Group                                  92,546               4,002,614
Hanover Insurance Group                               3,653                 150,284
HCC Insurance Holdings                                6,113                 138,704
PartnerRe                                             2,051(c)              156,491
Prudential Financial                                  8,109                 634,529
Transatlantic Holdings                                2,323                 154,131
WR Berkley                                            9,594                 265,658
XL Capital Cl A                                       3,883(c)              114,743
                                                                    ---------------
Total                                                                     9,480,026
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.8%)
Amazon.com                                           19,611(b,d)          1,398,264
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.3%)
Google Cl A                                           3,664(b)            1,613,882
VeriSign                                             14,213(b,d)            472,440
                                                                    ---------------
Total                                                                     2,086,322
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                     4,360(b)              218,480
Global Payments                                       4,125                 170,610
Hewitt Associates Cl A                                5,413(b)              215,275
Iron Mountain                                        18,540(b)              490,197
MasterCard Cl A                                       1,221                 272,271
                                                                    ---------------
Total                                                                     1,366,833
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                               12,374                $246,243
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Charles River Laboratories Intl                       5,726(b)              337,490
Covance                                               3,062(b)              254,054
Invitrogen                                            4,129(b)              352,906
                                                                    ---------------
Total                                                                       944,450
-----------------------------------------------------------------------------------

MACHINERY (3.5%)
Caterpillar                                          19,474               1,524,619
Cummins                                               6,019                 281,810
Deere & Co                                           13,357               1,074,437
Eaton                                                 1,976                 157,428
Flowserve                                             1,809                 188,823
Harsco                                                2,729                 151,132
Illinois Tool Works                                  16,926                 816,341
Ingersoll-Rand Cl A                                  15,856(c)              706,860
Joy Global                                            3,324                 216,592
Manitowoc                                             6,017                 245,494
Oshkosh                                               1,416                  51,372
PACCAR                                                7,766                 349,470
Terex                                                 1,921(b)              120,063
                                                                    ---------------
Total                                                                     5,884,441
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Discovery Holding Cl A                               13,498(b)              286,428
New York Times Cl A                                   9,758                 184,231
                                                                    ---------------
Total                                                                       470,659
-----------------------------------------------------------------------------------

METALS & MINING (1.8%)
AK Steel Holding                                      6,943                 377,838
Cleveland-Cliffs                                      1,257                 150,614
Freeport-McMoRan Copper & Gold                       12,771               1,228,825
Newmont Mining                                       20,862                 945,049
Reliance Steel & Aluminum                             1,603                  95,956
Southern Copper                                       1,700                 176,511
                                                                    ---------------
Total                                                                     2,974,793
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Dollar Tree                                          14,466(b)              399,117
Family Dollar Stores                                 11,216                 218,712
Kohl's                                                7,044(b)              302,117
Target                                                3,882                 196,740
                                                                    ---------------
Total                                                                     1,116,686
-----------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 16 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTI-UTILITIES (0.1%)
CenterPoint Energy                                   11,765                $167,887
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.1%)
Chesapeake Energy                                     9,125                 421,119
Denbury Resources                                    21,389(b)              610,656
Exxon Mobil                                          68,469               5,791,108
Frontier Oil                                          5,670(d)              154,564
Frontline                                             6,948(c)              319,747
Peabody Energy                                       12,473                 636,123
Sunoco                                                2,445                 128,289
Valero Energy                                         9,739(d)              478,282
                                                                    ---------------
Total                                                                     8,539,888
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                        7,210                 197,626
-----------------------------------------------------------------------------------

PHARMACEUTICALS (7.2%)
Allergan                                              9,497                 535,536
Bristol-Myers Squibb                                 30,407                 647,669
Eli Lilly & Co                                        9,243                 476,846
Forest Laboratories                                  15,357(b)              614,434
Johnson & Johnson                                    79,694               5,169,750
Merck & Co                                           74,448               2,825,302
Mylan                                                11,580                 134,328
Wyeth                                                38,544               1,609,597
                                                                    ---------------
Total                                                                    12,013,462
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Avis Budget Group                                     8,321(b)               88,369
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Analog Devices                                        2,798                  82,597
Cree                                                 18,165(b)              507,893
Cypress Semiconductor                                11,278(b)              266,274
Intel                                               312,899               6,627,201
Maxim Integrated Products                             6,650                 135,494
Silicon Laboratories                                  4,910(b)              154,861
                                                                    ---------------
Total                                                                     7,774,320
-----------------------------------------------------------------------------------

SOFTWARE (1.8%)
Autodesk                                              4,285(b)              134,892
Microsoft                                            53,814               1,527,241
NAVTEQ                                                9,273(b)              630,564
Oracle                                               19,514(b)              381,694
Salesforce.com                                        4,370(b)              252,892
                                                                    ---------------
Total                                                                     2,927,283
-----------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (6.0%)
Abercrombie & Fitch Cl A                              2,896                $211,813
AutoZone                                              1,602(b)              182,356
Bed Bath & Beyond                                    15,989(b)              471,676
Best Buy                                              9,923                 411,408
GameStop Cl A                                        14,859(b)              768,359
Home Depot                                          130,488               3,649,748
Lowe's Companies                                     76,028               1,744,082
Office Depot                                         13,152(b)              145,330
O'Reilly Automotive                                   5,571(b)              158,885
RadioShack                                           44,097                 716,576
Ross Stores                                           8,507                 254,870
Sherwin-Williams                                      3,932                 200,689
Staples                                              18,923                 418,388
Tiffany & Co                                          2,112                  88,366
TJX Companies                                         7,219                 238,732
Williams-Sonoma                                      11,399(d)              276,312
                                                                    ---------------
Total                                                                     9,937,590
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                 8,125(b)              244,969
Crocs                                                 4,677(b)               81,707
Nike Cl B                                             4,011                 272,748
                                                                    ---------------
Total                                                                       599,424
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Freddie Mac                                          36,377                 921,066
-----------------------------------------------------------------------------------

TOBACCO (2.5%)
Altria Group                                         54,933               1,219,513
Philip Morris Intl                                   54,933(b)            2,778,510
UST                                                   3,532                 192,565
                                                                    ---------------
Total                                                                     4,190,588
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $177,014,950)                                                   $161,606,604
-----------------------------------------------------------------------------------


MONEY MARKET FUND (2.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,361,119(e)           $4,361,119
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,361,119)                                                       $4,361,119
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $181,376,069)(f)                                                $165,967,723
===================================================================================


                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------


      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND - 2008 SEMIANNUAL REPORT  17

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008



                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION              LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
S&P 500 Index                          13            $4,303,000       June 2008          $31,778


NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 1.5% of net assets.

(d) At March 31, 2008, investments in securities included securities valued at $448,140 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(f) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $181,376,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $3,313,000
Unrealized depreciation                                            (18,721,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(15,408,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
---------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $177,014,950)          $161,606,604
   Affiliated money market fund (identified cost $4,361,119)       4,361,119
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $181,376,069)                                                 165,967,723
Capital shares receivable                                            158,961
Dividends and accrued interest receivable                            199,202
Receivable for investment securities sold                              2,121
Variation margin receivable                                           15,300
----------------------------------------------------------------------------
Total assets                                                     166,343,307
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 9,708
Accrued investment management services fee                             8,138
Accrued distribution fee                                               1,841
Accrued transfer agency fee                                              170
Accrued administrative services fee                                      814
Accrued plan administration services fee                                   3
Other accrued expenses                                                45,269
----------------------------------------------------------------------------
Total liabilities                                                     65,943
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $166,277,364
============================================================================

--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  19

MARCH 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    186,196
Additional paid-in capital                                       185,887,370
Undistributed net investment income                                  203,726
Accumulated net realized gain (loss)                              (4,623,360)
Unrealized appreciation (depreciation) on investments            (15,376,568)
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $166,277,364
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $ 11,827,284
                                             Class B                          $  1,452,050
                                             Class C                          $  1,501,690
                                             Class I                          $151,460,636
                                             Class R2                         $      8,919
                                             Class R3                         $      8,924
                                             Class R4                         $      8,931
                                             Class R5                         $      8,930
Net asset value per share of outstanding
   capital stock:                            Class A shares(1)    1,327,951   $       8.91
                                             Class B shares         163,789   $       8.87
                                             Class C shares         169,363   $       8.87
                                             Class I shares      16,954,521   $       8.93
                                             Class R2 shares          1,000   $       8.92
                                             Class R3 shares          1,000   $       8.92
                                             Class R4 shares          1,000   $       8.93
                                             Class R5 shares          1,000   $       8.93
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $9.45. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  1,050,213
Interest                                                                   3
Income distributions from affiliated money market fund               114,995
----------------------------------------------------------------------------
Total income                                                       1,165,211
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   383,622
Distribution fee
   Class A                                                            10,612
   Class B                                                             4,609
   Class C                                                             2,408
   Class R2                                                               24
   Class R3                                                               12
Transfer agency fee
   Class A                                                             6,245
   Class B                                                               748
   Class C                                                               374
   Class R2                                                                2
   Class R3                                                                2
   Class R4                                                                2
   Class R5                                                                2
Administrative services fee                                           41,851
Plan administration services fee
   Class R2                                                               12
   Class R3                                                               12
   Class R4                                                               12
Compensation of board members                                          1,315
Custodian fees                                                        16,155
Printing and postage                                                  11,250
Registration fees                                                     70,042
Professional fees                                                      7,711
Other                                                                  4,306
----------------------------------------------------------------------------
Total expenses                                                       561,328
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     (36)
----------------------------------------------------------------------------
                                                                     561,292
   Earnings and bank fee credits on cash balances                        (61)
----------------------------------------------------------------------------
Total net expenses                                                   561,231
----------------------------------------------------------------------------
Investment income (loss) -- net                                      603,980
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  21

SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $ (3,726,542)
   Futures contracts                                                (430,141)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (4,156,683)
Net change in unrealized appreciation (depreciation) on
   investments                                                   (16,726,843)
----------------------------------------------------------------------------
Net gain (loss) on investments                                   (20,883,526)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(20,279,546)
============================================================================


The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------

 22 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS


                                                   SIX MONTHS ENDED    FOR THE PERIOD FROM
                                                    MARCH 31, 2008        MAY 17, 2007*
                                                     (UNAUDITED)        TO SEPT. 30, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $    603,980         $    130,414
Net realized gain (loss) on investments                (4,156,683)            (301,840)
Net change in unrealized appreciation
   (depreciation) on investments                      (16,726,843)           1,289,020
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    (20,279,546)           1,117,594
------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (33,917)                  --
      Class B                                              (2,117)                  --
      Class C                                                (154)                  --
      Class I                                            (506,673)                  --
      Class R2                                                 (7)                  --
      Class R3                                                (26)                  --
      Class R4                                                (37)                  --
      Class R5                                                (43)                  --
   Net realized gain
      Class A                                             (12,531)                  --
      Class B                                              (1,262)                  --
      Class C                                                (116)                  --
      Class I                                            (151,047)                  --
      Class R2                                                (14)                  --
      Class R3                                                (14)                  --
      Class R4                                                (14)                  --
      Class R5                                                (14)                  --
------------------------------------------------------------------------------------------
Total distributions                                      (707,986)                  --
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  23

                                                   SIX MONTHS ENDED    FOR THE PERIOD FROM
                                                    MARCH 31, 2008        MAY 17, 2007*
                                                     (UNAUDITED)        TO SEPT. 30, 2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                    $ 10,228,653         $  4,203,275
   Class B shares                                       1,393,348              305,140
   Class C shares                                       1,525,400               20,277
   Class I shares                                      95,783,588           74,478,364
Reinvestment of distributions at net asset value
   Class A shares                                          45,970                   --
   Class B shares                                           3,300                   --
   Class C shares                                             238                   --
   Class I shares                                         650,811                   --
Payments for redemptions
   Class A shares                                      (1,387,865)             (58,477)
   Class B shares                                        (124,167)                 (62)
   Class C shares                                          (5,116)                  --
   Class I shares                                      (1,530,114)          (9,458,307)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                 106,584,046           69,490,210
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                85,596,514           70,607,804
Net assets at beginning of period                      80,680,850           10,073,046**
------------------------------------------------------------------------------------------
Net assets at end of period                          $166,277,364         $ 80,680,850
==========================================================================================
Undistributed net investment income                  $    203,726         $    142,720
------------------------------------------------------------------------------------------


  * When shares became publicly available.

 ** Initial capital of $10,000,000 was contributed on May 10, 2007. The Fund had an increase in net assets resulting from operations of $73,046 during the period from May 10, 2007 to May 17, 2007 (when shares became publically available).



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------

 24 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
-----------------------------

(UNAUDITED AS TO MARCH 31, 2008)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



RiverSource Disciplined Large Cap Growth Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000(R) Growth Index at the time of purchase. On May 10, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager) invested $10,000,000 in the Fund (1,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 993,000 for Class I, 1,000 shares for Class R2, 1,000 shares for Class R3, 1,000 shares for Class R4 and 1,000 shares for Class R5), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership interest in invested initial capital in the Fund to the Investment Manager. Shares of the Fund were first offered to the public on May 17, 2007.



The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.



-  Class A shares are sold with a front-end sales charge.



- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.



-  Class C shares may be subject to a CDSC.



- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.



At March 31, 2008, the Investment Manager and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.



At March 31, 2008, the Investment Manager and the affiliated funds-of-funds owned approximately 91% of the total outstanding Fund shares.



All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT 25 class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.



The Fund's significant accounting policies are summarized below:



USE OF ESTIMATES



Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.



VALUATION OF SECURITIES



All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.



Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.



Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.



OPTION TRANSACTIONS



To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S.


--------------------------------------------------------------------------------

 26 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.



Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended March 31, 2008, the Fund had no outstanding option contracts.



FUTURES TRANSACTIONS



To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



Futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.



FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS



Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT 27 losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.



The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At March 31, 2008, the Fund had no outstanding forward foreign currency contracts.



GUARANTEES AND INDEMNIFICATIONS



Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.



FEDERAL TAXES



The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.



The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------

 28 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.



RECENT ACCOUNTING PRONOUNCEMENT



On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Sept. 30, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.



DIVIDENDS TO SHAREHOLDERS



An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.



OTHER



Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.



2. EXPENSES AND SALES CHARGES



Under an Investment Management Services Agreement the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT 29 performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $34,891 for the six months ended March 31, 2008. The management fee for the six months ended March 31, 2008 was 0.55% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.



Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2008, was 0.06% of the Fund's average daily net assets.



Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2008, other expenses paid to this company were $213.



Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.



Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.



The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.



Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.



The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at annual rate of up to 0.50% of the Fund's average daily net assets


--------------------------------------------------------------------------------

 30 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.



Sales charges received by the Distributor for distributing Fund shares were $38,483 for Class A, $313 for Class B and $52 for Class C for the six months ended March 31, 2008.



In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.



For the six months ended March 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.18% for Class A, 1.96% for Class B, 2.10% for Class C, 0.77% for Class I, 1.30% for Class R2, 1.05% for Class R3, 0.80% for Class R4 and 0.80% for Class R5. Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were $12, $12 and $12 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.39% for Class A, 2.15% for Class B, 2.15% for Class C, 1.03% for Class I, 1.83% for Class R2, 1.58% for Class R3, 1.33% for Class R4 and 1.08% for Class R5 of the Fund's average daily net assets until Sept. 30, 2008, unless sooner terminated at the discretion of the Board.



During the six months ended March 31, 2008, the Fund's transfer agency fees were reduced by $61 as a result of bank fee credits from overnight cash balances.



The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.



3. SECURITIES TRANSACTIONS



Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $154,714,170 and $51,104,768, respectively, for six months ended March 31, 2008. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  31

4. CAPITAL SHARE TRANSACTIONS



Transactions in shares of capital stock for the periods indicated are as follows:



                                              SIX MONTHS ENDED MARCH 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       1,059,381          4,639         (149,300)          914,720
Class B                         145,372            334          (13,534)          132,172
Class C                         166,862             24             (546)          166,340
Class I                       9,722,378         65,606         (159,471)        9,628,513
----------------------------------------------------------------------------------------------



                                               PERIOD ENDED SEPT. 30, 2007*
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                         417,994             --           (5,763)          412,231
Class B                          30,623             --               (6)           30,617
Class C                           2,023             --               --             2,023
Class I                       7,255,241             --         (922,233)        6,333,008
----------------------------------------------------------------------------------------------



  * For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



5. AFFILIATED MONEY MARKET FUND



The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $107,437,035 and $105,317,215, respectively, for six months ended March 31, 2008.



6. BANK BORROWINGS



The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the


--------------------------------------------------------------------------------

 32 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended March 31, 2008.



7. CAPITAL LOSS CARRY-OVER



For federal income tax purposes, the Fund has a capital loss carry-over of $245,720 at Sept. 30, 2007, that if not offset by capital gains will expire in 2015. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.



8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS



In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.



In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  33

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------

 34 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS



The tables below show certain important financial information for evaluating the Fund's results.



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,            2008(K)        2007(B)
Net asset value, beginning of period      $10.36         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)              .03            .01
Net gains (losses) (both realized and
 unrealized)                               (1.43)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.40)           .29
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.04)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.91         $10.36
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $12             $4
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           1.18%          1.44%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       1.18%          1.38%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)             .54%           .22%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.56%)         2.88%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  35

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(K)         2007(B)
Net asset value, beginning of period      $10.33         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                               (1.41)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.42)           .26
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.03)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.04)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.87         $10.33
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           1.96%          2.17%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       1.96%          2.14%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)            (.22%)         (.49%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.82%)         2.58%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

 36 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(K)         2007(B)
Net asset value, beginning of period      $10.33         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                               (1.42)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.43)           .26
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.03)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.87         $10.33
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $2            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           2.10%          2.27%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       2.10%          2.13%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)            (.13%)         (.53%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.86%)         2.58%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  37

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(K)         2007(B)
Net asset value, beginning of period      $10.37         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)              .04            .03
Net gains (losses) (both realized and
 unrealized)                               (1.42)           .27
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.38)           .30
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.05)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.06)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.93         $10.37
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $151            $76
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)            .77%           .95%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)        .77%           .95%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)             .90%           .71%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.37%)         2.98%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

 38 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(K)         2007(B)
Net asset value, beginning of period      $10.34         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)              .02           (.01)
Net gains (losses) (both realized and
 unrealized)                               (1.42)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.40)           .27
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.01)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.02)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.92         $10.34
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           1.54%          1.98%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       1.30%          1.78%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)             .38%          (.15%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.56%)         2.68%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(L)         2007(B)
Net asset value, beginning of period      $10.35         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)              .03            .00(d)
Net gains (losses) (both realized and
 unrealized)                               (1.42)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.39)           .28
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.03)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.04)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.92         $10.35
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f),(g)           1.29%          1.73%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g),(h),(i)       1.05%          1.53%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(g)             .63%           .10%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(j),(k)                      (13.48%)         2.78%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d)  Rounds to zero.


(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(g)  Adjusted to an annual basis.


(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(j)  Total return does not reflect payment of a sales charge.


(k)  Not annualized.


(l)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

 40 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(K)         2007(B)
Net asset value, beginning of period      $10.36         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)              .04            .01
Net gains (losses) (both realized and
 unrealized)                               (1.42)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.38)           .29
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.04)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.93         $10.36
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           1.04%          1.48%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)        .80%          1.28%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)             .88%           .35%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.36%)         2.88%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  41

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(K)         2007(B)
Net asset value, beginning of period      $10.37         $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)              .04            .02
Net gains (losses) (both realized and
 unrealized)                               (1.42)           .28
------------------------------------------------------------------------------------------------------------
Total from investment operations           (1.38)           .30
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.05)            --
Distributions from realized gains           (.01)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.06)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $8.93         $10.37
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)            .80%          1.22%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)        .80%          1.03%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)             .88%           .60%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      39%            21%
------------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (13.40%)         2.98%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


(k)  Six months ended March 31, 2008 (Unaudited).


--------------------------------------------------------------------------------

 42 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING


The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  43

     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND
     734 Ameriprise Financial Center
     Minneapolis, MN 55474


     RIVERSOURCE.COM/FUNDS


                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6286 A (5/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

MID CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2008


RIVERSOURCE MID CAP VALUE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS
----------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............      9

Portfolio of Investments............     12

Financial Statements................     17

Notes to Financial Statements.......     23

Proxy Voting........................     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE
--------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Mid Cap Value Fund (the Fund) declined 14.05% (Class A shares, excluding sales charge) for the six months ended March 31, 2008.

> The Fund slightly outperformed its benchmark, the Russell Midcap(R) Value
  Index, which decreased 14.09%.

> The Fund underperformed the 12.85% decline of the Lipper Mid-Cap Value Funds
  Index, which represents the Fund's peer group.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2008)
--------------------------------------------------------------------------------

                                                                           Since
                              6 months*   1 year    3 years   5 years   inception(a)
-------------------------------------------------------------------------------------------
RiverSource Mid Cap Value
  Fund
  Class A (excluding sales
  charge)                      -14.05%     -6.10%   +9.75%    +21.83%     +12.32%
-------------------------------------------------------------------------------------------
Russell Midcap Value
  Index(1) (unmanaged)         -14.09%    -14.12%   +6.57%    +16.77%     +10.48%
-------------------------------------------------------------------------------------------
Lipper Mid-Cap Value Funds
  Index(2)                     -12.85%     -9.92%   +5.90%    +15.52%      +8.93%

* Not annualized.

(a) Fund data is from Feb. 14, 2002. Russell Midcap Value Index and Lipper peer group data is from March 1, 2002.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of those stocks Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

 2 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
X                          MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                                        Total
-------------------------------------------------
Class A                                 1.23%
-------------------------------------------------
Class B                                 1.99%
-------------------------------------------------
Class C                                 1.98%
-------------------------------------------------
Class I                                 0.80%
-------------------------------------------------
Class R2                                1.67%
-------------------------------------------------
Class R3                                1.49%
-------------------------------------------------
Class R4                                1.11%
-------------------------------------------------
Class R5                                0.84%
-------------------------------------------------
Class W                                 1.23%
-------------------------------------------------

Investment in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  3

-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 2/14/02)          -14.05%     -6.10%    +9.75%   +21.83%    +12.32%
--------------------------------------------------------------------------------------------
 Class B (inception 2/14/02)          -14.35%     -6.77%    +8.93%   +20.93%    +11.47%
--------------------------------------------------------------------------------------------
 Class C (inception 2/14/02)          -14.34%     -6.86%    +8.88%   +20.93%    +11.48%
--------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -13.82%     -5.67%   +10.21%      N/A     +11.73%
--------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)        -14.21%     -6.49%      N/A       N/A      -2.36%
--------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)        -14.06%     -6.23%      N/A       N/A      -2.15%
--------------------------------------------------------------------------------------------
 Class R4 (inception 2/14/02)         -13.91%     -6.00%    +9.91%   +22.06%    +12.53%
--------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)        -13.72%     -5.70%      N/A       N/A      -1.55%
--------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          -13.93%     -6.01%      N/A       N/A      -1.33%
--------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/14/02)          -19.00%    -11.52%    +7.62%   +20.43%    +11.25%
--------------------------------------------------------------------------------------------
 Class B (inception 2/14/02)          -18.42%    -11.20%    +7.79%   +20.74%    +11.47%
--------------------------------------------------------------------------------------------
 Class C (inception 2/14/02)          -15.15%     -7.74%    +8.88%   +20.93%    +11.48%
--------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY
--------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Mid Cap Value Fund declined 14.05% (Class A shares, excluding sales charge) for the six months ended March 31, 2008. The Fund closely tracked the 14.09% decrease of the Russell Midcap(R) Value Index (Russell Index) but underperformed the 12.85% decline of the Lipper Mid-Cap Value Funds Index, representing the Fund's peer group.

SIGNIFICANT PERFORMANCE FACTORS
The six months ended March 31, 2008, was a particularly difficult period for the U.S. equity markets, as the collapse of the residential real estate market and its related industries combined with all-time high oil prices to create an environment that drove many to question whether the U.S. economy may have entered a recession.

Effective sector allocation boosted the Fund's results most. Significant positions in basic materials and energy, which each outperformed the Russell Index, contributed positively to the Fund's performance. Fertilizer company MOSAIC and building products conglomerate TRANE were

SECTOR DIVERSIFICATION(1) (at March 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Cash & Cash Equivalents(2)                      5.0%
---------------------------------------------------------
Consumer Discretionary                         18.6%
---------------------------------------------------------
Consumer Staples                                2.3%
---------------------------------------------------------
Energy                                         14.0%
---------------------------------------------------------
Financials                                     15.6%
---------------------------------------------------------
Health Care                                     1.8%
---------------------------------------------------------
Industrials                                    20.7%
---------------------------------------------------------
Information Technology                         10.2%
---------------------------------------------------------
Materials                                       7.3%
---------------------------------------------------------
Telecommunication                               0.2%
---------------------------------------------------------
Telecommunication Services                      1.5%
---------------------------------------------------------
Utilities                                       2.8%
---------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Of the 5.0%, 3.1% is due to security lending activity and 1.9% is the Fund's cash equivalent position.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  5

------------------------------

particularly strong performers in basic materials. In energy, oil and gas producer SOUTHWESTERN ENERGY and oil services firm TRANSOCEAN were standout individual holdings.

Having a modest allocation to financials, the second-worst performing sector in the Russell Index, also helped the Fund's results. However, this was more than offset by disappointing returns from insurance companies XL CAPITAL and EVEREST RE within the sector.

Individual stock selection within autos and transportation and health care further detracted from the Fund's results. Positions in FORD MOTOR, HUMANA and HEALTH NET hurt most. Elsewhere, in consumer discretionary, a position in yellow pages publisher R.H. DONNELLEY lagged. Maintaining a significant exposure to information technology also hurt, as this sector was the worst performer in the Russell Index during the semiannual period.

CHANGES TO THE FUND'S PORTFOLIO
We increased the Fund's positions in the producer durables, consumer discretionary, autos and transportation and energy areas. For example, in consumer discretionary, we established new positions in BED BATH &

TOP TEN HOLDINGS (at March 31, 2008; % of portfolio assets)
---------------------------------------------------------

Ford Motor                                2.2%
---------------------------------------------------
Everest Re Group                          2.2%
---------------------------------------------------
Eaton                                     2.2%
---------------------------------------------------
AGCO                                      2.1%
---------------------------------------------------
PartnerRe                                 2.1%
---------------------------------------------------
Loews-Carolina Group                      1.8%
---------------------------------------------------
Aon                                       1.8%
---------------------------------------------------
Royal Caribbean Cruises                   1.7%
---------------------------------------------------
Southwestern Energy                       1.7%
---------------------------------------------------
Eastman Chemical                          1.6%
---------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 6 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Most of the changes made were implemented toward the end of the semiannual period based on our view that while the financials sector could face lingering problems, stronger U.S. economic growth may begin to re-emerge by the end of 2008.

BEYOND, JC PENNEY, NORDSTROM'S and KOHL'S. In the other sectors, we generally added to existing Fund positions. We funded these increased allocations by decreasing the Fund's exposure to the utilities, financials and health care sectors.

Most of the changes made were implemented toward the end of the semiannual period based on our view that while the financials sector could face lingering problems, stronger U.S. economic growth may begin to re-emerge by the end of 2008. On this basis, we took a somewhat contrarian stance that several areas, including consumer discretionary, presented appealing risk profiles, better fundamentals and comparatively attractive valuation opportunities.

OUR FUTURE STRATEGY
Over the past several months, the global macroeconomic environment has grown increasingly uncertain. In response to this cloudiness, we have increased our emphasis on individual stock selection across the sectors in which the Fund invests. At the same time, we believe that recent economic weakness has presented buying opportunities in select areas, such as the consumer discretionary sector in general and the retail industry in particular. Conversely, we intend to further reduce the Fund's already modest exposure to financial services given ongoing concerns regarding the capital and credit markets in the United States.
We have reduced our emphasis on electronic utilities, as their relatively high valuations have made them an available source of cash for other investments.

As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed, ignored or strongly disagree with, and that have the potential to move the share values higher. We will continue to emphasize stocks that we believe have attractive valuations, with a focus on mid-sized company stocks.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  7

------------------------------


           (PHOTO - WARREN SPITZ)        (PHOTO - LATON SPAHR)
           Warren Spitz                  Laton Spahr, CFA(R)
           Senior Portfolio              Portfolio Manager
           Manager

           (PHOTO - STEVE SCHROLL)       (PHOTO - PAUL STOCKING)
           Steve Schroll                 Paul Stocking
           Portfolio Manager             Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 8 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE
-----------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  9

---------------------------

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                           OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)    EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  859.50         $ 6.16            1.31%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,018.65         $ 6.68            1.31%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  856.50         $ 9.76            2.08%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,014.76         $10.59            2.08%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  856.60         $ 9.71            2.07%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,014.81         $10.54            2.07%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  861.80         $ 4.19             .89%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,020.77         $ 4.55             .89%
--------------------------------------------------------------------------------------------
Class R2
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  857.90         $ 7.98            1.70%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,016.68         $ 8.66            1.70%
--------------------------------------------------------------------------------------------
Class R3
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  859.40         $ 6.77            1.44%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,017.99         $ 7.34            1.44%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  860.90         $ 5.55            1.18%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,019.31         $ 6.02            1.18%
--------------------------------------------------------------------------------------------
Class R5
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  862.80         $ 4.43             .94%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,020.52         $ 4.80             .94%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 10 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                           OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)    EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class W
--------------------------------------------------------------------------------------------
   Actual(b)                  $1,000         $  860.70         $ 6.11            1.30%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,018.70         $ 6.63            1.30%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2008: -14.05% for Class A, -14.35% for Class B, -14.34% for Class C, -13.82% for Class I, -14.21% for Class R2, -14.06% for Class R3, -13.91% for Class R4, -13.72%.
     for Class R5 and -13.93% for Class W.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.6%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.4%)
Goodrich                                            456,023             $26,225,882
Spirit Aerosystems Holdings Cl A                    293,203(b)            6,503,243
                                                                    ---------------
Total                                                                    32,729,125
-----------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR                                                 604,131(b)            5,449,262
Continental Airlines Cl B                           316,245(b)            6,081,392
Delta Air Lines                                     529,289(b)            4,551,885
Northwest Airlines                                  518,568(b)            4,661,926
UAL                                                 127,181               2,738,207
US Airways Group                                    624,819(b)            5,567,137
                                                                    ---------------
Total                                                                    29,049,809
-----------------------------------------------------------------------------------

AUTO COMPONENTS (2.4%)
ArvinMeritor                                        968,070              12,110,556
Goodyear Tire & Rubber                              371,290(b)            9,579,282
Johnson Controls                                    264,720               8,947,536
Magna Intl Cl A                                     156,777(c)           11,311,461
WABCO Holdings                                      287,841              13,131,306
                                                                    ---------------
Total                                                                    55,080,141
-----------------------------------------------------------------------------------

AUTOMOBILES (2.9%)
Ford Motor                                        9,358,033(b)           53,527,949
General Motors                                      697,266(d)           13,282,917
                                                                    ---------------
Total                                                                    66,810,866
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (1.4%)
Trane                                               535,344              24,572,289
USG                                                 242,440(b,d)          8,926,641
                                                                    ---------------
Total                                                                    33,498,930
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Apollo Mgmt LP                                      264,000(b,f,h)        3,630,000
Invesco                                             286,008               6,967,155
                                                                    ---------------
Total                                                                    10,597,155
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHEMICALS (4.9%)
Eastman Chemical                                    602,034             $37,597,023
Lubrizol                                            412,233              22,883,054
Mosaic                                              260,336(b)           26,710,474
PPG Inds                                            444,299              26,884,532
                                                                    ---------------
Total                                                                   114,075,083
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.8%)
Deluxe                                              319,705               6,141,533
Dun & Bradstreet                                     87,928               7,155,581
Pitney Bowes                                        151,566               5,307,841
Ritchie Bros Auctioneers                            282,477(c)           23,197,011
                                                                    ---------------
Total                                                                    41,801,966
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Tellabs                                           1,876,305(b)           10,225,862
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Chicago Bridge & Iron                               358,076(c)           14,050,902
Fluor                                               106,493              15,032,552
Insituform Technologies
 Cl A                                               113,149(b)            1,564,851
                                                                    ---------------
Total                                                                    30,648,305
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                       128,667               5,174,987
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
CenturyTel                                          332,170              11,041,331
Qwest Communications Intl                         2,933,594              13,289,181
Windstream                                        1,013,640              12,112,998
                                                                    ---------------
Total                                                                    36,443,510
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Pinnacle West Capital                               161,216               5,655,457
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRICAL EQUIPMENT (2.3%)
AO Smith                                            332,024             $10,913,629
Cooper Inds Cl A                                    688,386              27,638,698
Rockwell Automation                                 271,740              15,603,311
                                                                    ---------------
Total                                                                    54,155,638
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
Agilent Technologies                                575,127(b)           17,156,038
Celestica                                         2,522,529(b,c)         16,951,395
Flextronics Intl                                  2,140,554(b,c)         20,099,802
                                                                    ---------------
Total                                                                    54,207,235
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (6.2%)
BJ Services                                       1,144,082              32,617,779
Cameron Intl                                        622,822(b)           25,934,308
ENSCO Intl                                          112,166               7,023,835
Nabors Inds                                         236,990(b,c)          8,003,152
Natl Oilwell Varco                                  180,538(b)           10,539,808
Smith Intl                                          204,066              13,107,159
Transocean                                          151,512(b)           20,484,422
Weatherford Intl                                    338,647(b)           24,541,748
                                                                    ---------------
Total                                                                   142,252,211
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Reddy Ice Holdings                                  395,627               5,155,020
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                             116,088               6,565,937
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                             147,334(b)            6,301,475
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
McKesson                                            144,666               7,576,158
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Royal Caribbean Cruises                           1,258,878(d)           41,417,086
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.2%)
Centex                                              119,925               2,903,384
DR Horton                                           188,451               2,968,103
KB Home                                             116,980               2,892,915
Mohawk Inds                                         155,743(b,d)         11,152,756
Pulte Homes                                         165,495               2,407,952

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Stanley Works                                       633,432             $30,164,033
Whirlpool                                           249,791              21,676,863
                                                                    ---------------
Total                                                                    74,166,006
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Mirant                                              161,869(b)            5,890,413
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
McDermott Intl                                      271,206(b)           14,867,513
Textron                                             224,213              12,425,884
                                                                    ---------------
Total                                                                    27,293,397
-----------------------------------------------------------------------------------

INSURANCE (12.7%)
ACE                                                 676,099(c)           37,226,011
Ambac Financial Group                               181,244               1,042,153
Aon                                               1,069,836              43,007,407
Axis Capital Holdings                               636,562(c)           21,630,377
Everest Re Group                                    587,937(c)           52,637,999
Lincoln Natl                                        258,091              13,420,732
Loews                                               406,525              16,350,436
Marsh & McLennan Companies                          432,510              10,531,619
MBIA                                                283,085(d)            3,459,299
PartnerRe                                           642,401(c)           49,015,195
Willis Group Holdings                               374,798(c)           12,596,961
XL Capital Cl A                                   1,032,836(c)           30,520,304
                                                                    ---------------
Total                                                                   291,438,493
-----------------------------------------------------------------------------------

IT SERVICES (1.5%)
Computer Sciences                                   409,430(b)           16,700,650
Electronic Data Systems                           1,031,766              17,178,904
                                                                    ---------------
Total                                                                    33,879,554
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                       743,198              13,132,309
Hasbro                                              337,178               9,407,266
                                                                    ---------------
Total                                                                    22,539,575
-----------------------------------------------------------------------------------

MACHINERY (8.0%)
AGCO                                                841,104(b)           50,365,308
Cummins                                             243,539              11,402,496
Eaton                                               654,302              52,128,239

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Ingersoll-Rand Cl A                                 826,769(c)          $36,857,362
Manitowoc                                           520,737              21,246,070
Terex                                               137,987(b)            8,624,188
Timken                                              117,628               3,495,904
                                                                    ---------------
Total                                                                   184,119,567
-----------------------------------------------------------------------------------

MEDIA (2.1%)
Interpublic Group of Companies                    1,348,672(b)           11,342,332
Natl CineMedia                                      789,667              17,751,714
Regal Entertainment Group Cl A                    1,042,380(d)           20,107,510
                                                                    ---------------
Total                                                                    49,201,556
-----------------------------------------------------------------------------------

METALS & MINING (1.8%)
Freeport-McMoRan Copper & Gold                      247,877              23,850,725
Nucor                                               257,759              17,460,595
                                                                    ---------------
Total                                                                    41,311,320
-----------------------------------------------------------------------------------

MULTILINE RETAIL (3.4%)
Family Dollar Stores                              1,255,801              24,488,119
JC Penney                                            80,700               3,043,197
Kohl's                                              554,438(b)           23,779,846
Macy's                                            1,004,186              23,156,529
Nordstrom                                            95,628               3,117,473
                                                                    ---------------
Total                                                                    77,585,164
-----------------------------------------------------------------------------------

MULTI-UTILITIES (2.0%)
Consolidated Edison                                 136,820               5,431,754
DTE Energy                                          141,908               5,518,802
Energy East                                         324,852               7,835,430
NiSource                                            319,828               5,513,835
Sempra Energy                                       428,700              22,841,136
                                                                    ---------------
Total                                                                    47,140,957
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.3%)
Chesapeake Energy                                   301,557              13,916,856
El Paso                                           1,415,132              23,547,796
Enbridge                                            824,156(c)           33,922,261
Hess                                                118,622              10,460,088
Newfield Exploration                                605,643(b)           32,008,233

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Pioneer Natural Resources                           534,366             $26,248,058
Southwestern Energy                               1,186,448(b)           39,971,433
Sunoco                                              211,854              11,115,979
                                                                    ---------------
Total                                                                   191,190,704
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
MeadWestvaco                                        674,314              18,354,827
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
King Pharmaceuticals                                669,525(b)            5,824,868
Mylan                                             2,001,067(d)           23,212,377
                                                                    ---------------
Total                                                                    29,037,245
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Boston Properties                                    65,131               5,996,611
Equity Residential                                  446,935              18,543,333
Rayonier                                            417,313              18,128,077
Simon Property Group                                178,518              16,586,107
                                                                    ---------------
Total                                                                    59,254,128
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
St. Joe                                             226,085(d)            9,705,829
-----------------------------------------------------------------------------------

ROAD & RAIL (2.6%)
CSX                                                 626,237              35,113,109
Kansas City Southern                                623,185(b)           24,995,950
                                                                    ---------------
Total                                                                    60,109,059
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Intersil Cl A                                       664,663              17,061,899
LSI                                               3,726,671(b)           18,447,021
Maxim Integrated Products                           889,616              18,125,926
Microchip Technology                                592,079              19,378,746
Micron Technology                                 2,342,963(b)           13,987,489
Natl Semiconductor                                  952,690              17,453,281
                                                                    ---------------
Total                                                                   104,454,362
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (1.7%)
BMC Software                                        667,167(b)          $21,696,271
McAfee                                              566,331(b)           18,739,893
                                                                    ---------------
Total                                                                    40,436,164
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Bed Bath & Beyond                                   615,702(b)           18,163,209
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Liz Claiborne                                       415,125               7,534,519
VF                                                  326,826              25,332,283
                                                                    ---------------
Total                                                                    32,866,802
-----------------------------------------------------------------------------------

TOBACCO (2.1%)
Loews-Carolina Group                                601,706(g)           43,653,771
Reynolds American                                    89,114               5,260,399
                                                                    ---------------
Total                                                                    48,914,170
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,271,648,667)                                               $2,256,474,457
-----------------------------------------------------------------------------------

BONDS (0.2%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
Qwest Communications Intl
Cv Sr Unsecured
  11-15-25                           3.50%        $5,518,000              $5,655,509
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $5,518,000)                                                        $5,655,509
------------------------------------------------------------------------------------

MONEY MARKET FUND (5.1%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                 117,700,214(i)         $117,700,214
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $117,700,214)                                                    $117,700,214
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,394,866,880)(j)                                             $2,379,830,180
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 15.9% of net assets.

(d) At March 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.9% of net assets.

(f) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $3,630,000 or 0.2% of net assets.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  15

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2008, is as follows:

                                                   ACQUISITION
SECURITY                                              DATES               COST
---------------------------------------------------------------------------------
Apollo Mgmt LP*                                     08-02-07           $6,336,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(j) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $2,394,867,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation                                               $283,689,000
   Unrealized depreciation                                               (298,726,000)
   ----------------------------------------------------------------------------------
   Net unrealized depreciation                                           $(15,037,000)
   ----------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $2,277,166,666)       $2,262,129,966
   Affiliated money market fund (identified cost
      $117,700,214)                                                117,700,214
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $2,394,866,880)                                               2,379,830,180
Capital shares receivable                                            4,906,712
Dividends and accrued interest receivable                            3,117,530
Receivable for investment securities sold                              314,305
------------------------------------------------------------------------------
Total assets                                                     2,388,168,727
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               2,750,014
Payable upon return of securities loaned                            73,225,300
Accrued investment management services fee                             128,191
Accrued distribution fee                                               258,851
Accrued transfer agency fee                                             31,734
Accrued administrative services fee                                     10,003
Accrued plan administration services fee                                24,066
Other accrued expenses                                                 106,627
------------------------------------------------------------------------------
Total liabilities                                                   76,534,786
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,311,633,941
==============================================================================

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  17

MARCH 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    2,809,477
Additional paid-in capital                                       2,240,334,993
Excess of distributions over net investment income                  (2,221,648)
Accumulated net realized gain (loss)                                85,747,819
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      (15,036,700)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,311,633,941
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $1,787,057,932
                                           Class B                           $  236,853,511
                                           Class C                           $   47,657,536
                                           Class I                           $   16,487,640
                                           Class R2                          $    5,639,455
                                           Class R3                          $   14,999,752
                                           Class R4                          $  192,073,882
                                           Class R5                          $   10,860,029
                                           Class W                           $        4,204
Net asset value per share of outstanding   Class A
   capital stock:                          shares(1)          216,502,409    $         8.25
                                           Class B shares      29,599,951    $         8.00
                                           Class C shares       5,954,111    $         8.00
                                           Class I shares       1,969,714    $         8.37
                                           Class R2 shares        684,118    $         8.24
                                           Class R3 shares      1,815,825    $         8.26
                                           Class R4 shares     23,115,181    $         8.31
                                           Class R5 shares      1,305,884    $         8.32
                                           Class W shares             506    $         8.31
-------------------------------------------------------------------------------------------
* Including securities on loan, at value                                     $   71,415,503
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $8.75. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  19,935,895
Interest                                                              102,743
Income distributions from affiliated money market fund                934,332
Fee income from securities lending                                    322,717
   Less foreign taxes withheld                                       (116,415)
-----------------------------------------------------------------------------
Total income                                                       21,179,272
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  9,888,024
Distribution fee
   Class A                                                          2,450,266
   Class B                                                          1,393,930
   Class C                                                            226,063
   Class R2                                                             5,304
   Class R3                                                             8,421
   Class W                                                                  6
Transfer agency fee
   Class A                                                          1,749,107
   Class B                                                            265,667
   Class C                                                             41,705
   Class R2                                                               530
   Class R3                                                             1,684
   Class R4                                                            43,757
   Class R5                                                               882
   Class W                                                                  5
Administrative services fee                                           661,939
Plan administration services fee
   Class R2                                                             2,652
   Class R3                                                             8,421
   Class R4                                                           218,785
Compensation of board members                                          22,476
Custodian fees                                                         92,500
Printing and postage                                                  193,182
Registration fees                                                      94,036
Professional fees                                                      19,100
Other                                                                  39,856
-----------------------------------------------------------------------------
Total expenses                                                     17,428,298
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                   (7,732)
-----------------------------------------------------------------------------
                                                                   17,420,566
   Earnings and bank fee credits on cash balances                     (22,094)
-----------------------------------------------------------------------------
Total net expenses                                                 17,398,472
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     3,780,800
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  19

SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $ 105,457,358
   Foreign currency transactions                                       (6,665)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           105,450,693
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (483,318,408)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (377,867,715)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(374,086,915)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       MARCH 31, 2008     SEPT. 30, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    3,780,800     $   10,518,682
Net realized gain (loss) on investments                   105,450,693        107,532,438
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (483,318,408)       320,884,537
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            (374,086,915)       438,935,657
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (10,269,754)        (8,124,498)
      Class C                                                 (11,371)                --
      Class I                                                (254,593)          (130,530)
      Class R2                                                 (6,689)               (39)
      Class R3                                                (32,962)               (40)
      Class R4                                             (1,195,860)          (425,366)
      Class R5                                                (20,811)               (40)
      Class W                                                     (22)               (40)
   Net realized gain
      Class A                                             (97,119,430)      (144,209,676)
      Class B                                             (14,356,868)       (29,494,352)
      Class C                                              (2,248,420)        (2,704,756)
      Class I                                              (1,413,062)        (1,412,764)
      Class R2                                                (43,615)              (435)
      Class R3                                               (202,266)              (435)
      Class R4                                             (8,526,024)        (5,394,057)
      Class R5                                               (116,203)              (435)
      Class W                                                    (239)              (439)
----------------------------------------------------------------------------------------
Total distributions                                      (135,818,189)      (191,897,902)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  21

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       MARCH 31, 2008     SEPT. 30, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      $  340,263,135     $  589,377,188
   Class B shares                                          16,103,924         59,424,986
   Class C shares                                          18,733,840         15,305,047
   Class I shares                                           2,332,192         13,384,555
   Class R2 shares                                          6,035,773            296,763
   Class R3 shares                                         17,703,857          1,434,412
   Class R4 shares                                         88,255,374        115,175,544
   Class R5 shares                                         11,969,880             11,278
   Class W shares                                                  --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                         105,647,155        150,610,417
   Class B shares                                          14,147,645         29,140,442
   Class C shares                                           2,181,684          2,614,616
   Class I shares                                           1,667,226          1,542,567
   Class R2 shares                                             50,030                 --
   Class R3 shares                                            234,952                 --
   Class R4 shares                                          9,720,873          5,817,551
   Class R5 shares                                             63,119                 --
Payments for redemptions
   Class A shares                                        (285,453,078)      (349,914,766)
   Class B shares                                         (42,802,070)      (116,257,238)
   Class C shares                                          (5,874,447)        (6,085,672)
   Class I shares                                         (11,381,974)        (6,246,720)
   Class R2 shares                                           (343,181)           (21,423)
   Class R3 shares                                         (2,994,472)          (101,662)
   Class R4 shares                                        (26,293,261)       (20,788,596)
   Class R5 shares                                           (413,432)                --
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           259,554,744        484,724,289
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (250,350,360)       731,762,044
Net assets at beginning of period                       2,561,984,301      1,830,222,257
----------------------------------------------------------------------------------------
Net assets at end of period                            $2,311,633,941     $2,561,984,301
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                   $   (2,221,648)    $    5,789,614
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Mid Cap Value Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of medium-sized companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  23

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At March 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2008 was $3,630,000 representing 0.16% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

 24 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter option trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended March 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At March 31, 2008, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  25

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At March 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize.

--------------------------------------------------------------------------------

 26 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Oct. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  27

0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $1,396,710 for the six months ended March 31, 2008. The management fee for the six months ended March 31, 2008 was 0.79% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2008 was 0.05% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2008, other expenses paid to this company were $6,059.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

--------------------------------------------------------------------------------

 28 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $1,173,258 for Class A, $95,788 for Class B and $4,190 for Class C for the six months ended March 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended March 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.70% for Class R2, 1.44% for Class R3 and 1.18% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were $13, $9 and $7,710 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.11% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended March 31, 2008, the Fund's custodian and transfer agency fees were reduced by $22,094 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  29

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $637,548,707 and $523,553,393, respectively, for the six months ended March 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED MARCH 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      37,016,504     11,596,835      (31,780,590)       16,832,749
Class B                       1,806,065      1,598,606       (4,914,993)       (1,510,322)
Class C                       2,133,589        246,240         (685,950)        1,693,879
Class I                         239,297        180,631       (1,292,272)         (872,344)
Class R2                        690,052          5,492          (39,602)          655,942
Class R3                      1,998,689         25,734         (343,880)        1,680,543
Class R4                      9,528,005      1,060,073       (2,846,782)        7,741,296
Class R5                      1,345,820          6,883          (47,957)        1,304,746
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED SEPT. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      60,945,121     16,903,534      (36,414,896)       41,433,759
Class B                       6,397,768      3,353,330      (12,056,016)       (2,304,918)
Class C                       1,622,583        300,531         (649,419)        1,273,695
Class I                       1,372,735        171,016         (644,396)          899,355
Class R2*                        30,357             --           (2,181)           28,176
Class R3*                       145,238             --           (9,956)          135,282
Class R4                     11,920,400        648,557       (2,123,732)       10,445,225
Class R5*                         1,138             --               --             1,138
Class W**                           506             --               --               506
----------------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007. ** For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned,

--------------------------------------------------------------------------------

 30 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2008, securities valued at $71,415,503 were on loan to brokers. For collateral, the Fund received $73,225,300 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $322,717 for the six months ended March 31, 2008. Expenses paid to the Investment Manager were $5,406 for the six months ended March 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $383,024,928 and $349,743,501, respectively, for the six months ended March 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended March 31, 2008.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  31

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on

--------------------------------------------------------------------------------

 32 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  33

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,          2008(J)           2007           2006           2005           2004
Net asset value, beginning of period    $10.15          $9.12          $8.56          $6.81          $5.23
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .02(b)         .06(b)         .05            .03            .02
Net gains (losses) (both realized
 and
 unrealized)                             (1.40)          1.89           1.03           1.80           1.56
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.38)          1.95           1.08           1.83           1.58
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.05)          (.05)          (.03)          (.02)            --
Distributions from realized gains         (.47)          (.87)          (.49)          (.06)            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (.52)          (.92)          (.52)          (.08)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.25         $10.15          $9.12          $8.56          $6.81
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,787         $2,026         $1,443           $782           $331
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.31%(e)       1.23%          1.33%          1.37%          1.40%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)         1.31%(e)       1.23%          1.33%          1.37%          1.39%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)              .39%(e)        .58%           .72%           .58%           .59%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%            44%            26%             9%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (14.05%)(i)     22.74%         13.18%         27.06%         30.27%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of period     $9.84          $8.89          $8.38          $6.70          $5.18
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              (.02)(b)       (.02)(b)         --             --           (.01)
Net gains (losses) (both realized
 and unrealized)                         (1.35)          1.84           1.00           1.74           1.53
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.37)          1.82           1.00           1.74           1.52
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (.47)          (.87)          (.49)          (.06)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.00          $9.84          $8.89          $8.38          $6.70
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $237           $306           $297           $242           $128
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             2.08%(e)       1.99%          2.10%          2.13%          2.16%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)         2.08%(e)       1.99%          2.10%          2.13%          2.15%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (.40%)(e)      (.17%)         (.06%)         (.20%)         (.22%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%            44%            26%             9%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (14.35%)(i)     21.73%         12.42%         26.12%         29.34%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  35

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of period     $9.84          $8.89          $8.39          $6.70          $5.19
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              (.02)(b)       (.02)(b)         --             --           (.01)
Net gains (losses) (both realized
 and unrealized)                         (1.34)          1.84            .99           1.75           1.52
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.36)          1.82            .99           1.75           1.51
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.01)            --             --             --             --
Distributions from realized gains         (.47)          (.87)          (.49)          (.06)            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (.48)          (.87)          (.49)          (.06)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.00          $9.84          $8.89          $8.39          $6.70
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $48            $42            $27            $14             $7
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             2.07%(e)       1.98%          2.09%          2.13%          2.16%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)         2.07%(e)       1.98%          2.09%          2.13%          2.15%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (.34%)(e)      (.18%)         (.04%)         (.19%)         (.21%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%            44%            26%             9%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (14.34%)(i)     21.72%         12.29%         26.27%         29.09%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,          2008(K)           2007           2006           2005        2004(B)
Net asset value, beginning of period    $10.30          $9.24          $8.65          $6.87          $6.73
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .04(c)         .09(c)         .08            .05            .04
Net gains (losses) (both realized
 and unrealized)                         (1.41)          1.92           1.06           1.83            .10
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.37)          2.01           1.14           1.88            .14
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.09)          (.08)          (.06)          (.04)            --
Distributions from realized gains         (.47)          (.87)          (.49)          (.06)            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (.56)          (.95)          (.55)          (.10)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.37         $10.30          $9.24          $8.65          $6.87
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $16            $29            $18            $12            $20
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              .89%(f)        .80%           .89%           .89%           .89%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          .89%(f)        .80%           .89%           .89%           .88%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)              .78%(f)        .91%          1.16%          1.02%          1.46%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%            44%            26%             9%
----------------------------------------------------------------------------------------------------------
Total return(i)                        (13.82%)(j)     23.18%         13.71%         27.54%          2.08%(j)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Sept. 30, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  37

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,         2008(K)         2007(B)
Net asset value, beginning of period    $10.18          $9.96
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)            .02            .01
Net gains (losses) (both realized
 and unrealized)                         (1.41)          1.16
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.39)          1.17
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.08)          (.08)
Distributions from realized gains         (.47)          (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                       (.55)          (.95)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.24         $10.18
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $6            $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             1.70%(f)       1.67%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         1.70%(f)       1.67%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)              .42%(f)        .11%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%
----------------------------------------------------------------------------------------------------------
Total return(i)                        (14.21%)(j)     13.00%(j)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,       2008(K)         2007(B)
Net asset value, beginning of
 period                               $10.19          $9.96
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)          .02            .04
Net gains (losses) (both realized
 and unrealized)                       (1.40)          1.14
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.38)          1.18
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.08)          (.08)
Distributions from realized gains       (.47)          (.87)
--------------------------------------------------------------------------------------------------------
Total distributions                     (.55)          (.95)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period         $8.26         $10.19
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $15            $--
--------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)           1.44%(f)       1.49%(f)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)       1.44%(f)       1.49%(f)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)            .53%(f)        .57%(f)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  21%            24%
--------------------------------------------------------------------------------------------------------
Total return(i)                      (14.06%)(j)   13.12%(j)
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of period    $10.22          $9.19          $8.62          $6.85          $5.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03(b)         .07(b)         .07            .03            .02
Net gains (losses) (both realized
 and unrealized)                         (1.40)          1.90           1.04           1.83           1.58
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.37)          1.97           1.11           1.86           1.60
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.07)          (.07)          (.05)          (.03)            --
Distributions from realized gains         (.47)          (.87)          (.49)          (.06)            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (.54)          (.94)          (.54)          (.09)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.31         $10.22          $9.19          $8.62          $6.85
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $192           $157            $45             $1            $--
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.18%(e)       1.10%          1.16%          1.19%          1.22%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)         1.18%(e)       1.10%          1.16%          1.19%          1.21%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)              .56%(e)        .68%           .96%           .75%           .81%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%            44%            26%             9%
----------------------------------------------------------------------------------------------------------
Total return(h)                        (13.91%)(i)     22.81%         13.35%         27.30%         30.57%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,  2008(I)          2007(B)
Net asset value, beginning of
 period                          $10.23           $9.96
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
 (loss)(c)                          .05             .08
Net gains (losses) (both
 realized and unrealized)         (1.40)           1.14
-------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.35)           1.22
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.09)           (.08)
Distributions from realized
 gains                             (.47)           (.87)
-------------------------------------------------------------------------------------------------------
Total distributions                (.56)           (.95)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $8.32          $10.23
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $11             $--
-------------------------------------------------------------------------------------------------------
Total expenses(d),(e)              .94%(f)         .84%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)      1.20%(f)        1.03%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate             21%             24%
-------------------------------------------------------------------------------------------------------
Total return(g)                 (13.72%)(h)      13.57%(h)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,         2008(I)         2007(B)
Net asset value, beginning of period    $10.20          $9.88
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)            .02            .05
Net gains (losses) (both realized
 and unrealized)                         (1.39)          1.22
----------------------------------------------------------------------------------------------------------
Total from investment operations         (1.37)          1.27
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.05)          (.08)
Distributions from realized gains         (.47)          (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                       (.52)          (.95)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.31         $10.20
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $--            $--
----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                    1.30%(f)       1.23%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)              .38%(f)        .66%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    21%            24%
----------------------------------------------------------------------------------------------------------
Total return(g)                        (13.93%)(h)     14.14%(h)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING
-------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  43

     RIVERSOURCE MID CAP VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6252 H (5/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 RiverSource Investment Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 4, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 4, 2008